                          THE SELECT SECTOR SPDR TRUST

                                   [GRAPHIC]

                                 ANNUAL REPORT
                                 =============

                               SEPTEMBER 30, 2002
                               ==================


                           [SELECT SECTOR SPDR LOGO]


    Benchmark Sector-Based Equity Portfolios of Companies in the S&P 500(R)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND      XLY
       THE CONSUMER STAPLES SELECT SECTOR SPDR FUND            XLP
       THE ENERGY SELECT SECTOR SPDR FUND                      XLE
       THE FINANCIAL SELECT SECTOR SPDR FUND                   XLF
       THE HEALTH CARE SECTOR SPDR FUND                        XLV
       THE INDUSTRIAL SELECT SECTOR SPDR FUND                  XLI
       THE MATERIALS SELECT SECTOR SPDR FUND                   XLB
       THE TECHNOLOGY SELECT SECTOR SPDR FUND                  XLK
       THE UTILITIES SELECT SECTOR SPDR FUND                   XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
              CHAIRMAN'S LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

Enclosed is the report for The Select Sector SPDR Trust for the year ending September 30, 2002 together with Management's Discussion and Analysis for each of the Select Sector SPDR Funds and their respective indices.

Unfortunately, the bear market for U.S. stocks continued during the twelve-months ending September 30, 2002. In that time period, the S&P 500 fell 20.48%, the second consecutive year of declines greater than 20%. The stock market's weakness was attributable to a number of factors, including accounting scandals and executive indictments at firms such as WorldCom, Enron, and Tyco which led to investor mistrust and calls for increased transparency in corporate reporting. Uncertainty in the Middle East caused by the Palestinian - Israeli conflicts and a potential U.S. - Iraq war further disturbed the stock markets. Uncertain corporate earnings, company layoffs, and rising unemployment followed.

Declines were led by the Technology Select Sector which fell 38.2% over the last twelve months, and the Utilities Select Sector which fell 34.0%. Only one of the nine select sector indices managed a gain in the last year, the Health Care Select Sector which returned 8.6% for the 12 month period ended September 30, 2002. The Consumer Discretionary Select Sector was the next best performer, falling only 0.6%, followed by the Materials Select Sector which fell 6.0%. The remaining select sector indices posted double digit losses. It was a difficult year in all sectors.

At the stock level, there were notable strong performers. Harrah's gained 78%, TRW 90.5% and Ball Corp 93%. Harrah's gained from increased regionalization of the gaming industry, TRW gained from a potential takeover, and Ball Corp gained from the flight to Gold during turbulent markets. On the down side, Enron and WorldCom were some of the worst performers, and both were removed from their respective indices. In addition, Dynegy, Nortel, and Sprint were all hit hard by the markets, each losing over 90% of their value during the year. Dynegy was hurt by its association with Enron and skepticism regarding its balance sheet. Nortel and Sprint were caught in the same whirlwind as other Telecommunication stocks. Nortel was removed from the technology sector index in July 2002.

As we discussed with shareholders earlier in 2002, certain of the Select Sector SPDR Indexes were redefined. On June 24, 2002, the Select Sector SPDR Index compositions were reconfigured to reflect current industry and sector dynamics and to more closely align the Select Sector Indexes with the S&P 500 GICS Sector Indexes. As a result, three newly reconfigured Select Sector SPDR Funds were available to investors: the Health Care Select Sector SPDR Fund, the Consumer Discretionary Select Sector SPDR Fund, and the Materials Select Sector SPDR Fund. The former Consumer Services Select Sector SPDR Fund which included companies involved in the entertainment, publishing, prepared foods, medical services, lodging and gaming industries became the Health Care Select SPDR Sector Fund, which only includes companies involved in the health care industry, such as health care

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
              CHAIRMAN'S LETTER TO SHAREHOLDERS

equipment and supplies, health care providers and services, biotechnology and pharmaceuticals. The former Cyclical/Transportation Select Sector SPDR Fund which included securities of companies involved in building materials, retailers, appliances, housewares, air transportation, automotive manufacturing and shipping and trucking was renamed the Consumer Discretionary Select Sector SPDR Fund and now is comprised of securities in automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing industries. In addition, the former Basic Industries Select Sector SPDR Fund was renamed the Materials Select Sector SPDR Fund. The Materials Select Sector SPDR Fund continues to invest in the following industries: chemicals, construction materials, containers and packaging, metals, mining, paper and forest products. As a result of the changes described above, the Industrial Select Sector SPDR Fund includes securities of airlines, marine, road and rail and transportation infrastructure companies; the Consumer Staples Select Sector SPDR Fund no longer holds securities of pharmaceutical companies; and the telecom companies which were formerly components of the Utility Select Sector Index were moved to the Technology Select Sector Index.

We remain optimistic that the U.S. markets will improve in 2003. We appreciate your support of The Select Sector SPDR Trust and look forward to serving your investment needs in the future.

Sincerely,

/s/Kathleen C. Cuocolo
Kathleen C. Cuocolo
Chairman of the Board

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
The Consumer Discretionary Select Sector SPDR Fund seeks to replicate the total return of the Consumer Discretionary Select Sector of the S&P 500 Index. To accomplish this, the Consumer Discretionary Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Discretionary Select Sector Index. For the twelve-month period ending September 30, 2002, the Fund returned -0.93% as compared to the Consumer Discretionary Select Sector Index return of -0.64 % and the S&P 500 Index return of -20.48%.

The Select Sector Index reconfiguration on June 24, 2002 created approximately 39% turnover in the Consumer Discretionary Select Sector SPDR Fund. The Consumer Discretionary Select Sector Index added entertainment and media companies such as Walt Disney, AOL Time Warner, and Viacom, while deleting airline and railroad stocks, including AMR, Southwest Airlines, and Burlington Northern. In total 33 names were added and 11 deleted. The consumer discretionary select sector escaped most of the punishing losses within the broader S&P 500 Index over the last twelve months. Despite generally weak market conditions, consumer confidence held up fairly well and as a result many of the companies within the consumer discretionary select sector index have benefited.

Many multi-line and specialty retailers performed well, with Kohls (26%) adding 0.6% to the Consumer Discretionary Select Sector SPDR Fund's return during the twelve-months ended September 30, 2002. The housing industry also fared well as new construction and renovations continued at a strong pace. Lowe's (31%) added over 1% to the Fund's return. Despite the strong renovation market, Home Depot did not fare as well. Home Depot fell sharply after concerns that its same store sales were not growing as quickly as its main competition, Lowe's. This led Home Depot's price to fall 32% during the year, subtracting 3.9% from the Fund's return. Discount retailer Kmart, experienced a drop of 75% in price before its deletion from the Consumer Discretionary Select Sector Index in January 2002 and subsequently filed for bankruptcy protection.

As of September 30, 2002, the Consumer Discretionary Select Sector SPDR Fund consisted of 88 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

[LINE CHART]

                                                               CONSUMER DISCRETIONARY SELECT
                                                                      SECTOR SPDR FUND                    S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10705                              10584
03/31/99                                                                   11652                              11111
06/30/99                                                                   12145                              11895
09/30/99                                                                   10717                              11152
12/31/99                                                                   12675                              12811
03/31/00                                                                   11973                              13104
06/30/00                                                                   10611                              12756
09/30/00                                                                   10275                              12631
12/31/00                                                                   10575                              11644
03/31/01                                                                   10807                              10264
06/30/01                                                                   11440                              10864
09/30/01                                                                    9613                               9269
12/31/01                                                                   11988                              10260
03/31/02                                                                   12520                              10288
06/30/02                                                                   11504                               8909
09/30/02                                                                    9522                               7370

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                                                             CONSUMER
                               NET ASSET     MARKET       DISCRETIONARY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02    -0.93%      -0.70%           -0.64%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -11.15%     -11.07%          -10.14%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -7.86%      -8.59%           -6.70%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                                              CONSUMER
                                NET ASSET     MARKET       DISCRETIONARY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02     -0.93%      -0.70%           -0.64%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          -3.86%      -3.83%           -3.50%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -2.15%      -2.35%           -1.82%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2002

    --------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION      WAL-MART STORES      VIACOM              HOME DEPOT      AOL TIME WARNER    LOWE'S COMPANIES
                        INCORPORATED         INCORPORATED        INCORPORATED    INCORPORATED       INCORPORATED
    --------------------------------------------------------------------------------------------------------------------------
       SHARES           485,471              192,574             257,115         487,157            84,963
    --------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $23,904,592          7,808,876           6,710,702       5,699,737          3,517,468
    --------------------------------------------------------------------------------------------------------------------------
       % OF             21.04                6.87                5.91            5.02               3.10
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        2             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             0             0                  7             0             1
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        4             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        5             0             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7             2             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        4             0             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        8             3             0                  2             2             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        2             2             0                  6             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        2             0             0                  9             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        9             2             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                1998
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       1             0             0                  0             1             0
    -----------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
The Consumer Staples Select Sector SPDR Fund seeks to replicate the total return of the Consumer Staples Select Sector of the S&P 500 Index. To accomplish this, the Consumer Staples Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Staples Select Sector Index. For the twelve-month period ending September 30, 2002, the Fund returned -19.68% as compared to the Consumer Staples Select Sector Index return of -19.52% and the S&P 500 Index return of -20.48%.

The Consumer Staples Select Sector Index saw significant changes as a result of the Select Sector Index reconfiguration on June 24, 2002. The most notable changes were the removal of the pharmaceutical companies, including Pfizer, Johnson & Johnson, and Merck. The turnover due to these changes was approximately 55% each way.

The consumer staples select sector had been unable to hide from the negative sentiment surrounding general market conditions. Where in past periods the consumer staples select sector had been able to ride out down markets due to the number of "safe haven" securities in the index, there has been little evidence of safe havens recently. Health care and pharmaceutical stocks were hard hit in the second quarter 2002 before they were reclassified into the health care select sector index. Tobacco stocks were also unable to avoid the market's decline as Philip Morris (-14%) and UST (-9%) posted negative returns over the past twelve-months, subtracting almost 1% from the Fund's return. Conversely, alcohol related stocks produced some of the best returns for the period with Adolph Coors (+25%), and Anheuser Busch (+21%) leading the way, adding 0.3% to the Fund's overall return.

As of September 30, 2002, the Consumer Staples Select Sector SPDR Fund consisted of 34 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER SERVICES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               CONSUMER STAPLES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10451.00                           10584.00
03/31/99                                                                  10193.00                           11111.00
06/30/99                                                                   9890.00                           11895.00
09/30/99                                                                   8755.00                           11152.00
12/31/99                                                                   8916.00                           12811.00
03/31/00                                                                   8228.00                           13104.00
06/30/00                                                                   9875.00                           12756.00
09/30/00                                                                   9797.00                           12631.00
12/31/00                                                                  11212.00                           11644.00
03/31/01                                                                   9798.00                           10264.00
06/30/01                                                                   9644.00                           10864.00
09/30/01                                                                   9945.00                            9269.00
12/31/01                                                                  10098.00                           10260.00
03/31/02                                                                  10390.00                           10288.00
06/30/02                                                                   8922.00                            8909.00
09/30/02                                                                   7988.00                            7370.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET      CONSUMER STAPLES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02   -19.68%     -19.73%          -19.52%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         -8.75%      -9.45%           -8.04%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)       -21.33%     -21.62%          -20.64%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET      CONSUMER STAPLES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02    -19.68%     -19.73%          -19.52%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          -3.01%      -3.25%           -2.76%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)         -6.16%      -6.25%           -5.94%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2002

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        COCA-COLA      PROCTER & GAMBLE    PHILIP MORRIS COMPANY    PEPSICO         ANHEUSER-BUSCH
                          COMPANY        COMPANY             INCORPORATED             INCORPORATED    COMPANIES INCORPORATED
    ------------------------------------------------------------------------------------------------------------------------
       SHARES             661,361        346,275             563,221                  472,165         186,592
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $31,718,873    30,950,059          21,852,975               17,446,497      9,441,555
    ------------------------------------------------------------------------------------------------------------------------
       % OF               15.45          15.08               10.65                    8.50            4.60
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 ---------------------------------------------------------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02          1                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          1                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          7                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          9                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          9                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         15                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         11                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          3                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         0                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------  ----------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                ----------------------------------------------------------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02           3                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01           9                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           7                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           5                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           9                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00           6                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE ENERGY SELECT SECTOR SPDR FUND
The Energy Select Sector SPDR Fund seeks to replicate the total return of the Energy Select Sector of the S&P 500 Index. To accomplish this, the Energy Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Energy Select Sector Index. For the twelve-month period ending September 30, 2002, the Fund had a return of -16.72% as compared to the Energy Select Sector Index return of -16.60% and the S&P 500 Index return of -20.48%.

As a result of the June 24, 2002 Select Sector reconfiguration, four companies were deleted from the Energy Select Sector SPDR Fund resulting in turnover of just over 6% each way. The Energy Select Sector produced better results than the S&P 500 during the year, surpassing the S&P 500 by nearly 3.9%.

Apache Corp (52.08%), Devon Energy (40.26%), and Occidental Petroleum (16.6%) had the largest positive contributions to return during the quarter ended September 30, 2002. The above mentioned top performers were not nearly enough to overcome the effect of corporate governance concerns and negative earnings news on the majority of stocks within the energy select sector. Continued fear over terrorism and the potential war against Iraq also added extreme price volatility in the markets fueling additional negative pressure on the energy select sector. Exxon-Mobil (-19.04%) and Enron (-99.54%) had negative contributions to the overall performance, pulling the energy select sector down (-3.41%) and (-2.65%), respectively. Enron, one of the first companies indicted for a lack of corporate governance, was removed from the index in November 2001, but not before being the second largest contributor to the energy select sector's negative performance. Additionally, Royal Dutch along with five other names in the S&P 500 were removed in July 2002 due to being incorporated outside the U.S. Royal Dutch was responsible for a (-1.55%) contribution to the energy select sector's return before being removed from the energy select sector.

As of September 30, 2002, the Energy Select Sector SPDR Fund consisted of 23 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CONSUMER SERVICES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               ENERGY SELECT SECTOR SPDR FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                    9835                              10584
03/31/99                                                                   10483                              11111
06/30/99                                                                   11993                              11895
09/30/99                                                                   11791                              11152
12/31/99                                                                   11707                              12811
03/31/00                                                                   12672                              13104
06/30/00                                                                   13098                              12756
09/30/00                                                                   14314                              12631
12/31/00                                                                   14558                              11644
03/31/01                                                                   13514                              10264
06/30/01                                                                   13419                              10864
09/30/01                                                                   11482                               9269
12/31/01                                                                   11885                              10260
03/31/02                                                                   12913                              10288
06/30/02                                                                   11780                               8909
09/30/02                                                                    9560                               7370

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET           ENERGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02   -16.72%     -16.41%          -16.60%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -18.93%     -18.80%          -18.05%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -2.90%      -2.97%           -1.79%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET           ENERGY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02    -16.72%     -16.41%          -16.60%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          -6.76%      -6.71%           -6.42%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -0.78%      -0.80%           -0.48%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2002

    ---------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     CHEVRON TEXACO     CONOCO PHILLIPS     SCHLUMBERGER     ANADARKO PETROLEUM
                          CORPORATION     CORPORATION        INCORPORATED        LIMITED          CORPORATION
    ---------------------------------------------------------------------------------------------------------------------------
       SHARES             1,697,637       593,720            407,856             285,389          195,959
    ---------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $54,154,620     41,115,110         18,859,261          10,976,061       8,728,014
    ---------------------------------------------------------------------------------------------------------------------------
       % OF               22.57           17.14              7.86                4.57             3.64
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 ---------------------------------------------------------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02          0                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          3                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          0                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          5                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          7                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         1                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------  ----------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                ----------------------------------------------------------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02           0                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01           4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           3                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00           4                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           0                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE FINANCIAL SELECT SECTOR SPDR FUND
The Financial Select Sector SPDR Fund seeks to replicate the total return of the Financial Select Sector of the S&P 500 Index. To accomplish this, the Financial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Financial Select Sector Index. For the twelve-month period ending September 30, 2002, the Fund had a return of -14.87% as compared to the Select Sector Index return of -14.65% and the S&P 500 Index return of -20.48%.

The Select Sector Index reconfiguration that occurred on June 24, 2002, had little impact to the Financial Select Sector SPDR Fund. The Financial Select Sector Index experienced one addition which resulted in less than 1% turnover in the Fund.

The Financial Select Sector Index managed to outperform the S&P 500 Index by over 5% during the last year as financial stocks were buoyed by the low interest rate environment and numerous interest rate cuts by the Federal Reserve. Interest rate cuts aided banks in generating gains during the twelve-month period ended September 30, 2002. BankAmerica Corp added 0.5% to Financial Select Sector SPDR Fund's return by posting a 9.25% price return during the year. Bank One Corp's price gained 18.8% during the year, adding 0.4% to the Fund's return. In general, insurance companies posted negative returns during the Fund's fiscal year as a result of falling equity markets. American International Group's price fell 29.8% during the year, subtracting 3.5% from the Fund's return. The investment banking industry was dragged down by investigations into IPO allocation practices that allegedly favored investment banking clients. They were further damaged by the accounting scandal at Enron. Citigroup's price fell 26.8% during the year, subtracting over 3% from the Fund's return and JP Morgan Chase's price fell 26.8%, subtracting 1.7 % from the Fund's return.

As of September 30, 2002, the Financial Select Sector SPDR Fund consisted of 81 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE FINANCIAL SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                                FINANCIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10597.00                           10584.00
03/31/99                                                                  11371.00                           11111.00
06/30/99                                                                  11925.00                           11895.00
09/30/99                                                                  10097.00                           11152.00
12/31/99                                                                  10956.00                           12811.00
03/31/00                                                                  11195.00                           13104.00
06/30/00                                                                  10885.00                           12756.00
09/30/00                                                                  13446.00                           12631.00
12/31/00                                                                  13743.00                           11644.00
03/31/01                                                                  12418.00                           10264.00
06/30/01                                                                  13386.00                           10864.00
09/30/01                                                                  11631.00                            9269.00
12/31/01                                                                  12489.00                           10260.00
03/31/02                                                                  12914.00                           10288.00
06/30/02                                                                  11945.00                            8909.00
09/30/02                                                                   9903.00                            7370.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         FINANCIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02   -14.87%     -14.76%          -14.65%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         -1.88%      -2.22%           -1.03%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -6.10%      -6.42%           -5.31%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         FINANCIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02    -14.87%     -14.76%          -14.65%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          -0.63%      -0.75%           -0.34%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -1.65%      -1.74%           -1.44%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2002

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CITIGROUP       AMERICAN INTERNATIONAL    BANK OF AMERICA    WELLS FARGO &    FANNIE MAE
                          INCORPORATED    GROUP INCORPORATED        CORPORATION        COMPANY
    ------------------------------------------------------------------------------------------------------------------------
       SHARES             1,309,772       675,661                   388,966            440,083          257,579
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $38,834,740     36,958,657                24,816,031         21,194,397       15,336,254
    ------------------------------------------------------------------------------------------------------------------------
       % OF               9.69            9.22                      6.19               5.29             3.83
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE vs. NAV AS OF SEPTEMBER 30, 2002

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 ---------------------------------------------------------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02          1                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          0                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          2                 1                 1
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          1                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          3                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         1                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------  ----------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                ----------------------------------------------------------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02           1                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           1                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           6                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00           1                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE HEALTH CARE SELECT SECTOR SPDR FUND
The Health Care Select Sector SPDR Fund seeks to replicate the total return of the Health Care Select Sector of the S&P 500 Index. To accomplish this, the Health Care Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Health Care Select Sector Index. For the twelve-month period ending September 30, 2002, the Fund had a return of 8.27% as compared to the Health Care Select Sector Index return of 8.58% and the S&P 500 Index return of -20.48%.

The index reconfiguration that occurred on June 24, 2002 had a large impact on the Health Care Select Sector SPDR Fund. Thirty-four new constituents added to the Health Care Select Sector Index while thirty-three constituents were deleted. Only twelve health care companies that existed in the index remained after the reconfiguration. As a result of this change, many of the stocks that made significant contributions to the Health Care Select Sector SPDR Fund's return during the prior twelve months are no longer constituents in the fund. The positive return relative to the S&P 500 was primarily a result of the consumer oriented stocks that were in the fund prior to the reconfiguration. On a comparable basis, the consumer sector during the past twelve months was one of the few positive areas of the economy.

Two of the best performing stocks in the Health Care Select Sector SPDR Fund, during the year ended September 30, 2002, were Harrah's (78.5%) and International Game Technology ("IGT") (62.7%). Regional gambling sites also grew during the same period at the expense of Las Vegas. Harrah's, with a foothold in nearly all regional sites, was an immediate beneficiary of this trend as overall revenue associated with legalized gambling continued to rise. As the market leader in slot machines, the growth in regional sites directly fueled IGT's bottom line. Other strong performers, such as Starbucks and Darden restaurants, benefited from continued consumer spending in their specific market segments. In connection with the index reconfiguration, all of the above mentioned stocks were removed from the Health Care Select Sector SPDR Fund.

Some of the worst performing stocks in the Health Care Select Sector SPDR Fund were Quintiles Transnational (-34.9%), Healthsouth Corp (-74.4%), and IMS Health (-39.9%). A difficult pharmaceutical environment hurt both Quintiles and IMS Health, while an earnings shortfall caused by a significant change in Medicare billing negatively impacted Healthsouth's performance. During the past twelve months, the returns for many of the constituents in the Health Care Select Sector SPDR Fund posted negative returns. In the majority of these cases, the broad economic downturn was responsible for the declines.

As of September 30, 2002, the Health Care Select Sector SPDR Fund consisted of 46 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE ENERGY SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               HEALTH CARE SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10817                              10584
03/31/99                                                                   11659                              11111
06/30/99                                                                   12297                              11895
09/30/99                                                                   11203                              11152
12/31/99                                                                   12988                              12811
03/31/00                                                                   12937                              13104
06/30/00                                                                   12352                              12756
09/30/00                                                                   12193                              12631
12/31/00                                                                   11486                              11644
03/31/01                                                                   11357                              10264
06/30/01                                                                   12430                              10864
09/30/01                                                                    9913                               9269
12/31/01                                                                   11464                              10260
03/31/02                                                                   12440                              10288
06/30/02                                                                   11576                               8909
09/30/02                                                                   10733                               7370

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2002

    ------------------------------------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN                              AVERAGE ANNUAL TOTAL RETURN
                              ----------------------------------------------------------------------------------------------------
                               NET ASSET    MARKET        HEALTH CARE                 NET ASSET    MARKET        HEALTH CARE
                                 VALUE       VALUE    SELECT SECTOR INDEX               VALUE       VALUE    SELECT SECTOR INDEX
    ------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02     8.27%      8.58%            8.58%                      8.27%      8.58%            8.58%
    ------------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED         -4.20%     -3.99%           -3.76%                     -1.42%     -1.35%           -1.27%
       9/30/02
    ------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)        2.87%      3.23%            4.02%                      0.75%      0.85%            1.05%
    ------------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2002

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PFIZER          JOHNSON & JOHNSON    MERCK & COMPANY    ABBOTT       ELI LILLY
                          INCORPORATED    COMPANY              INCORPORATED       LABS         &
                                                                                               COMPANY
    --------------------------------------------------------------------------------------------------------------
       SHARES             594,246         285,653              215,924            150,011      107,877
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $17,245,019     15,448,114           9,869,886          6,060,444    5,969,913
    --------------------------------------------------------------------------------------------------------------
       % OF               15.63           14.00                8.95               5.49         5.41
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 ---------------------------------------------------------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02          1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02          1                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          3                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          2                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         11                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         1                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------  ----------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                ----------------------------------------------------------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02           3                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          10                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           7                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           8                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           7                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          10                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE INDUSTRIAL SELECT SECTOR SPDR FUND
The Industrial Select Sector SPDR Fund seeks to replicate the total return of the Industrial Select Sector of the S&P 500 Index. To accomplish this, the Industrial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Industrial Select Sector Index. For the twelve-month period ending September 30, 2002, the Fund had a return of -16.24% as compared to the Industrial Select Sector Index return of -16.00% and the S&P 500 Index return of -20.48%.

The index reconfiguration that occurred on June 24, 2002 caused some significant changes to the Industrial Select Sector SPDR Index. The reconfiguration involved the addition of thirty-one new constituents to the Industrial Select Sector Index and the removal of thirteen. Although none of the individual changes were significant in terms of their size, the accumulated impact of the changes resulted in a dramatically altered fund. The Industrial Select Sector SPDR Fund's over-performance relative to the S&P 500 was primarily a result of the success of a number of this index's constituents. Several firms were able to post positive returns through their strong management and their ability to generate better than expected business performance.

During the twelve-month period ended September 30, 2002, some of the better performing stocks in the Industrial Select Sector SPDR Fund included TRW Inc. (90.5%), Rockwell Collins (57.0%), and Lockheed Martin (48.8%). An upswing in defense spending was primarily responsible for Lockheed's strong return. Better than expected business performance combined with the growth in defense spending were the leading contributors to Rockwell's positive performance. The possible acquisition of TRW was partly responsible for its significant gains during the prior twelve months. A number of other companies such as ITT (40.5%), United Technologies (23.5%), and Deere & Company (23.2%) were able to post positive numbers during the past year. Strong management and better than expected performance were the leading causes behind these returns.

On the other hand, the past twelve months was a trying time for the majority of stocks in the Industrial Select Sector SPDR Fund. Several of the worst performers during the twelve-month period ended September 30, 2002 were Corning (-56%), PerkinElmer (-57.3%) and Tyco (-69%). The poor returns for both Corning and PerkinElmer were caused, in part, by an erosion of their balance sheets. The general economic downturn has had a dramatically negative impact on these two companies. Tyco's return was primarily caused by the complete disappearance of faith in their management. In general, the reluctance of many businesses to engage in capital spending caused significant declines for a number of stocks in the Industrial Select Sector SPDR Fund.

As of September 30, 2002, the Industrial Select Sector SPDR Fund consisted of 69 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE INDUSTRIAL SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               INDUSTRIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10759                              10584
03/31/99                                                                   11010                              11111
06/30/99                                                                   13153                              11895
09/30/99                                                                   12740                              11152
12/31/99                                                                   13223                              12811
03/31/00                                                                   13001                              13104
06/30/00                                                                   12786                              12756
09/30/00                                                                   13645                              12631
12/31/00                                                                   14150                              11644
03/31/01                                                                   12030                              10264
06/30/01                                                                   13194                              10864
09/30/01                                                                   10766                               9269
12/31/01                                                                   12696                              10260
03/31/02                                                                   12498                              10288
06/30/02                                                                   10986                               8909
09/30/02                                                                    9017                               7370

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         INDUSTRIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02   -16.24%     -16.40%          -16.00%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -29.23%     -29.32%          -28.53%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      -12.32%     -12.15%          -11.24%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         INDUSTRIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02    -16.24%     -16.40%          -16.00%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         -10.88%     -10.92%          -10.59%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -3.43%      -3.37%           -3.11%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2002

    -----------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL         UNITED PARCEL         3M COMPANY      LOCKHEED         BOEING COMPANY
                          ELECTRIC        SERVICE                               MARTIN
                          COMPANY         INCORPORATED                          CORPORATION
    ----------------------------------------------------------------------------------------------------------------------
       SHARES             764,088         108,926               38,730          45,767           84,012
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $18,834,769     6,811,143             4,259,138       2,959,752        2,867,329
    ----------------------------------------------------------------------------------------------------------------------
       % OF               21.70           7.85                  4.91            3.41             3.30
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 -----------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 ---------------------------------------------------------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02          4                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          1                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          6                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          9                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          7                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          5                 2                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         2                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------  ----------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                  -----------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                ----------------------------------------------------------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02           5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02           5                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01           4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           0                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           2                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           4                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           9                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00           2                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           4                 1                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          1                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE MATERIALS SELECT SECTOR SPDR FUND
The Materials Select Sector SPDR Fund seeks to replicate the total return of the Materials Select Sector of the S&P 500 Index. To accomplish this, the Materials Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Materials Select Sector Index. For the twelve-month period ending September 30, 2002, the Fund had a return of -6.27% as compared to the Materials Select Sector Index return of -6.04% and the S&P 500 Index return of -20.48%.

In connection with the Select Sector Index reconfiguration on June 24, 2002, the Basic Industries Select Sector SPDR Fund was renamed the Materials Select Sector SPDR Fund. Two companies were deleted and one was added to the Materials Select Sector Fund, resulting in turnover of just over 4% each way. In addition, Standard and Poor's removed all S&P 500 index members domiciled outside the U.S. in July 2002. This resulted in 4 more deletions from the Material Select Sector Index, resulting in 10.3% turnover in the fund. The Materials Select Sector Fund produced better results than the S&P 500 Index during the last year, out-performing the S&P 500 by 14%.

The Fund gained the benefit of holding Avery Dennison through June 24, 2002, before it was moved to the Industrial Select Sector SPDR Fund. In the period through June 24, 2002, Avery Dennison's price rose 34%, contributing approximately 0.7% to the Fund's return. Other notable contributors were Praxair (price rose 21.7% in absolute terms) adding 0.6% to the Fund's return, and Ball Corp (68%) adding 0.4% to the Fund's return. On the downside, Alcoa, whose position represented nearly 10.6% of the Fund, experienced a 38% drop that contributed -4% to the Fund's overall return. Dow Chemical, another large index component at 11.7%, fell 16.6% during the year, contributing -1.9% to the fund's return. These 2 large components account for almost all of the negative performance in the index during the year ended September 30, 2002.

As of September 30, 2002, the Materials Select Sector SPDR Fund consisted of 34 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE MATERIALS SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                                MATERIALS SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10429                              10584
03/31/99                                                                   10567                              11111
06/30/99                                                                   12639                              11895
09/30/99                                                                   11559                              11152
12/31/99                                                                   12949                              12811
03/31/00                                                                   11342                              13104
06/30/00                                                                    9749                              12756
09/30/00                                                                    8961                              12631
12/31/00                                                                   10969                              11644
03/31/01                                                                   10341                              10264
06/30/01                                                                   11387                              10864
09/30/01                                                                   10039                               9269
12/31/01                                                                   11260                              10260
03/31/02                                                                   12429                              10288
06/30/02                                                                   12206                               8909
09/30/02                                                                    9409                               7370

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         MATERIALS
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02    -6.27%      -5.90%           -6.04%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -18.61%     -19.46%          -17.64%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -6.40%      -6.65%           -5.11%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         MATERIALS
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02     -6.27%      -5.90%           -6.04%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          -6.63%      -6.96%           -6.26%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -1.74%      -1.81%           -1.38%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2002

    ---------------------------------------------------------------------------------------------------------
       DESCRIPTION        DU PONT         DOW          ALCOA        INTERNATIONAL    AIR PRODUCTS &
                          (E.I) DE        CHEMICAL     INCORPORATED   PAPER COMPANY   CHEMICALS
                          NEMOURS &       COMPANY                                    INCORPORATED
                          COMPANY
    ---------------------------------------------------------------------------------------------------------
       SHARES             776,296         712,254      660,359      376,881          178,692
    ---------------------------------------------------------------------------------------------------------
       MARKET VALUE       $28,000,997                               12,584,056       7,506,851
                                         19,451,657   12,744,929
    ---------------------------------------------------------------------------------------------------------
       % OF               17.54           12.18        7.98         7.88             4.70
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 ---------------------------------------------------------------------------------------------------
                                       50-99            100-199            > 200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2002
       QUARTER ENDING: 09/30/02          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02          1                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          6                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          9                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          7                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          9                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         13                 2                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         12                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          7                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          6                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          4                 1                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         2                 1                 0
    ----------------------------------------------------------------------------------

    ----------------------------  ----------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                ----------------------------------------------------------------------------------------------------
                                        50-99            100-199            > 200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------------------
                2002
       QUARTER ENDING: 09/30/02           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02           1                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01           8                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          11                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           8                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           7                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           6                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00           3                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          11                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          12                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           7                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           8                 3                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          1                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE TECHNOLOGY SELECT SECTOR SPDR FUND
The Technology Select Sector SPDR Fund seeks to replicate the total return of the Technology Select Sector of the S&P 500 Index. To accomplish this, the Technology Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Technology Select Sector Index. For the twelve-month period ending September 30, 2002, the Fund returned -38.28% as compared to the Technology Select Sector Index return of -38.18% and the S&P 500 Index return of -20.48%

The Select Sector Index reconfiguration that occurred on June 24, 2002, had a significant effect on the Technology Select Sector SPDR Fund and Index. There were 9 securities added to the index, most notably the shares of regional phone companies, Verizon, SBC, and Bellsouth. There were also 14 deletions as a result of the reconfiguration, the largest being AOL Time Warner. These changes resulted in approximately 16% turnover in the fund.

The technology select sector continued its downward trend over the course of last year, which mirrored the overall sentiment in the markets. Technology stocks, however, continued to fare worse than stocks in other sectors. Corporate information technology spending had been especially weak during this down market and, despite strong consumer spending, it had not been able to help technology companies rebound from their lows.

Within the technology select sector, the telecommunications industry has been particularly hard hit due to excess capacity and corporate governance issues. WorldCom (-99%), Sprint (-92%), and Nortel Networks (-90%), led the decline and were followed closely by AT&T Wireless (-72%) and AT&T (-37%). Even more well-known technology names like IBM (-35%) and Intel (-31%) did not escape the year's punishing operating environment. IBM and Intel, alone detracted nearly 11% from the technology select sector index during the last year. In fact, 90% of the stocks in the technology select sector index posted negative returns for the twelve-month period ended September 30, 2002. There were very few bright spots in the technology select sector over the course of the last year, but Dell Computer (+26%) was one rare example where the technology select sector benefited by the continued strength in consumer spending.

As of September 30, 2002, the Technology Select Sector SPDR Fund consisted of 88 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE TECHNOLOGY SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               TECHNOLOGY SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10851                              10584
03/31/99                                                                   12189                              11111
06/30/99                                                                   13445                              11895
09/30/99                                                                   13700                              11152
12/31/99                                                                   18011                              12811
03/31/00                                                                   20021                              13104
06/30/00                                                                   17985                              12756
09/30/00                                                                   15435                              12631
12/31/00                                                                   10410                              11644
03/31/01                                                                    8255                              10264
06/30/01                                                                    9253                              10864
09/30/01                                                                    6373                               9269
12/31/01                                                                    8020                              10260
03/31/02                                                                    7226                              10288
06/30/02                                                                    5277                               8909
09/30/02                                                                    3933                               7370

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         TECHNOLOGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02   -38.28%     -38.55%          -38.18%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -71.29%     -71.32%          -71.10%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      -63.04%     -63.08%          -62.75%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         TECHNOLOGY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02    -38.28%     -38.55%          -38.18%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         -34.03%     -34.05%          -33.89%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -23.19%     -23.21%          -23.03%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2002

    -----------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT       INTERNATIONAL         INTEL           CISCO SYSTEMS    VERIZON
                          CORPORATION     BUSINESS MACHINES     CORPORATION     INCORPORATED     COMMUNICATIONS
                                          CORP.                                                  INC.
    ----------------------------------------------------------------------------------------------------------------------
       SHARES             2,797,294       875,215               3,442,745       3,779,245        1,409,381
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $122,353,640    51,103,804            47,819,728      39,606,487       38,673,415
    ----------------------------------------------------------------------------------------------------------------------
       % OF               19.34           8.08                  7.56            6.26             6.11
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 -----------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 ---------------------------------------------------------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 9/30/02           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 6/30/02           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 3/31/02           0                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          1                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          1                 0                 1
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          1                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          1                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         0                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------  ----------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                  -----------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                ----------------------------------------------------------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 9/30/02            1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 6/30/02            0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 3/31/02            1                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           0                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00           1                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           3                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE UTILITIES SELECT SECTOR SPDR FUND
The Utilities Select Sector SPDR Fund seeks to replicate the total return of the Utilities Select Sector of the S&P 500 Index. To accomplish this, the Utilities Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Utilities Select Sector Index. For the twelve-month period ending September 30, 2002, the Fund had a return of -34.15% as compared to the Utilities Select Sector Index return of -34.01% and the S&P 500 Index return of -20.48%.

The index reconfiguration that occurred on June 24, 2002 caused some significant changes to the Utilities Select Sector SPDR Fund. In terms of the number of stock changes, the reconfiguration was relatively small since it only involved the addition of three new constituents and the accompanying removal of four existing entities. The impact however, was significant due to the size of the companies being deleted. All four deletions were among the largest stocks in this fund. The Utilities Select Sector SPDR Fund's negative return relative to the S&P 500 Index was a result of both its pre-reconfiguration exposure to the telecommunications sector and its exposure to a number of firms that engaged in energy trading.

Within the utilities select sector, two of the better performing stocks were Southern Company (25.6%) and Entergy (20.7%). Southern's return was fueled by its strong cash flows coupled with investor's sentiment turning away from energy stocks and towards traditional utility companies. These two factors, plus the continued success of Entergy's management team were the primary causes for its positive performance. In general, "traditional" utility companies in the utilities select sector were able to post positive returns during the prior twelve-month period ended September 30, 2002, however, the small relative size of these companies prevented them from having much of an impact on the Fund's overall return.

Some of the worst performing stocks in the utilities select sector were Dynegy Inc (-96%), Mirant Corp (-89.9%) and Calpine Corp (-89.2%). The returns of both Dynegy and Mirant were seriously impacted by sharing the same industry with Enron and the growing skepticism regarding the validity of balance sheets. Along with many of the other constituents of utilities select sector, Calpine was hurt by both a decline in earnings growth and a liquidity crunch. Another group of significant contributors to the utilities select sector's negative return were the Telecommunications companies. Continued excess capacity combined with companies' hesitancy to deploy capital, have created a difficult environment for these businesses. The negative returns of the telecommunication companies were felt by the utilities select sector prior to their reclassification into the technology select sector.

As of September 30, 2002, the Utilities Select Sector SPDR Fund consisted of 37 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT TECHNOLOGY SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                                UTILITIES SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10369                              10584
03/31/99                                                                    9239                              11111
06/30/99                                                                   10818                              11895
09/30/99                                                                   10366                              11152
12/31/99                                                                   10022                              12811
03/31/00                                                                    9490                              13104
06/30/00                                                                    9789                              12756
09/30/00                                                                   11731                              12631
12/31/00                                                                   12223                              11644
03/31/01                                                                   11704                              10264
06/30/01                                                                   11625                              10864
09/30/01                                                                   11073                               9269
12/31/01                                                                   10627                              10260
03/31/02                                                                   10749                              10288
06/30/02                                                                    9393                               8909
09/30/02                                                                    7295                               7370

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2002

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         UTILITIES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02   -34.15%     -33.57%          -34.01%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -29.60%     -29.82%          -29.23%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      -28.58%     -28.52%          -28.45%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         UTILITIES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/02    -34.15%     -33.57%          -34.01%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         -11.04%     -11.13%          -10.89%
       9/30/02
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -8.54%      -8.52%           -8.49%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2002

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SOUTHERN       DUKE ENERGY    EXELON         DOMINION RESOURCES    TXU
                          COMPANY        CORPORATION    CORPORATION    INCORPORATED          CORPORATION
    --------------------------------------------------------------------------------------------------------------
       SHARES             455,243        570,293        206,788        178,634               178,776
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $13,101,894    11,149,228     9,822,430      9,062,103             7,456,747
    --------------------------------------------------------------------------------------------------------------
       % OF               9.41           8.01           7.05           6.51                  5.36
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 ---------------------------------------------------------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02          2                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          1                 1                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          6                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          5                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          3                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         1                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------  ----------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                ----------------------------------------------------------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------------------
                2002
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02           0                 0                 0
    ----------------------------------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01           4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           3                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           8                 1                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           6                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           6                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          11                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           4                 0                 1
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           5                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           3                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 1                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.0%
AUTO COMPONENTS--2.4%
Cooper Tire & Rubber Co. ............      8,012   $    129,314
Dana Corp. ..........................     16,205        211,962
Delphi Corp. ........................     61,084        522,268
Goodyear Tire & Rubber Co. (The).....     17,798        158,224
Johnson Controls, Inc. ..............      9,646        741,006
TRW, Inc. ...........................     14,057        823,037
Visteon Corp. .......................     14,271        135,146
                                                   ------------
                                                      2,720,957
                                                   ------------
AUTOMOBILES -- 5.2%
Ford Motor Co. ......................    198,923      1,949,445
General Motors Corp. ................     61,121      2,377,607
Harley-Davidson, Inc. ...............     33,000      1,532,850
                                                   ------------
                                                      5,859,902
                                                   ------------
HOTELS RESTAURANTS & LEISURE -- 8.5%
Carnival Corp. ......................     64,027      1,607,078
Darden Restaurants, Inc. ............     18,684        452,900
Harrah's Entertainment, Inc. (a).....     12,179        587,149
Hilton Hotels Corp. .................     41,047        467,115
International Game Technology (a)....      9,500        656,830
Marriott International, Inc. ........     26,390        765,046
McDonald's Corp. ....................    139,224      2,458,696
Starbucks Corp. (a)..................     42,356        874,228
Starwood Hotels & Resorts Worldwide,
  Inc. ..............................     21,717        484,289
Wendy's International, Inc. .........     12,579        416,491
Yum Brands, Inc. (a).................     32,433        898,718
                                                   ------------
                                                      9,668,540
                                                   ------------
HOUSEHOLD DURABLES -- 4.0%
American Greetings Corp. (Class A)...      7,144        115,018
Black & Decker Corp. ................      8,823        369,948
Centex Corp. ........................      6,698        297,056
Fortune Brands, Inc. ................     16,359        773,617
KB HOME..............................      5,460        266,667
Leggett & Platt, Inc. ...............     21,360        422,715
Maytag Corp. ........................      8,537        197,888
Newell Rubbermaid, Inc. .............     29,195        901,250
Pulte Homes, Inc. ...................      6,702        285,706
Snap-on, Inc. .......................      6,394        146,934
Stanley Works (The)..................      9,334        304,942
Tupperware Corp. ....................      6,318        105,005
Whirlpool Corp. .....................      7,401        339,410
                                                   ------------
                                                      4,526,156
                                                   ------------
INTERNET & CATALOG RETAIL -- 1.4%
ebay Inc. (a)........................     30,800      1,626,548
                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.9%
Brunswick Corp. .....................      9,812        206,444
Eastman Kodak Co. ...................     31,871        868,166
Hasbro, Inc. ........................     18,936        210,758
Mattel, Inc..........................     47,656        858,285
                                                   ------------
                                                      2,143,653
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
MEDIA -- 26.8%
AOL Time Warner, Inc. (a)............    487,157   $  5,699,737
Clear Channel Communications, Inc.
  (a)................................     66,860      2,323,385
Comcast Corp. (Class A) (a)..........    103,350      2,155,881
Disney (Walt) Co. (The)..............    222,705      3,371,754
Dow Jones & Co., Inc. ...............      9,161        351,874
Gannett Co., Inc. ...................     29,092      2,099,860
Interpublic Group of Cos., Inc. .....     41,848        663,291
Knight Ridder, Inc. .................      9,084        512,428
McGraw-Hill Cos., Inc. (The).........     21,155      1,295,109
Meredith Corp. ......................      5,435        233,977
New York Times Co. (The) (Class A)...     16,536        751,561
Omnicom Group, Inc. .................     20,516      1,142,331
TMP Worldwide, Inc. (a)..............     12,148        109,332
Tribune Co. .........................     33,018      1,380,483
Univision Communications, Inc. (Class
  A) (a).............................     24,958        569,042
Viacom, Inc. (a).....................    192,574      7,808,876
                                                   ------------
                                                     30,468,921
                                                   ------------
MULTILINE RETAIL -- 31.2%
Big Lots, Inc. (a)...................     12,618        199,743
Costco Wholesale Corp. (a)...........     49,678      1,608,077
Dillard's, Inc. (Class A)............      9,244        186,544
Dollar General Corp. ................     36,384        488,273
Family Dollar Stores, Inc. ..........     18,926        508,731
Federated Department Stores, Inc.
  (a)................................     22,028        648,504
J.C. Penney Co., Inc. (Holding
  Co.)...............................     29,136        463,845
Kohl's Corp. (a).....................     36,741      2,234,220
May Department Stores Co. ...........     31,401        715,001
Nordstrom, Inc. .....................     14,714        263,969
Sears, Roebuck & Co. ................     34,525      1,346,475
Target Corp. ........................     98,998      2,922,421
Wal-Mart Stores, Inc. ...............    485,471     23,904,592
                                                   ------------
                                                     35,490,395
                                                   ------------
SPECIALTY RETAIL -- 16.3%
AutoZone, Inc. (a)...................     11,484        905,628
Bed Bath & Beyond, Inc. (a)..........     31,846      1,037,224
Best Buy Co., Inc. (a)...............     35,118        783,483
Circuit City Stores-Circuit City
  Group..............................     22,870        346,481
Gap, Inc. (The)......................     94,942      1,030,121
Home Depot, Inc. ....................    257,115      6,710,702
Limited Brands.......................     56,927        816,333
Lowe's Cos., Inc. ...................     84,963      3,517,468
Office Depot, Inc. (a)...............     33,718        416,080
RadioShack Corp. ....................     18,723        375,583
Sherwin-Williams Co. (The)...........     16,399        388,328
Staples, Inc. (a)....................     51,059        653,045
Tiffany & Co. .......................     15,852        339,708
TJX Cos., Inc. (The).................     58,873      1,000,841
Toys "R" Us, Inc. (a)................     23,137        235,535
                                                   ------------
                                                     18,556,560
                                                   ------------

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
TEXTILES, APPAREL & LUXURY GOODS -- 2.3%
Jones Apparel Group, Inc. (a)........     14,107   $    433,085
Liz Claiborne, Inc. .................     11,679        291,391
Nike, Inc. (Class B).................     29,105      1,256,754
Reebok International Ltd. (a)........      6,558        164,278
V.F. Corp. ..........................     11,908        428,449
                                                   ------------
                                                      2,573,957
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $146,470,983)................               113,635,589
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $219,181)...............    219,181        219,181
                                                   ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $146,690,164)................               113,854,770
OTHER ASSETS AND LIABILITIES --
  (0.2)%.............................                  (220,206)
                                                   ------------
NET ASSETS -- 100.0%.................              $113,634,564
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.3%
BEVERAGES -- 31.7%
Adolph Coors Co. (Class B)...........     10,998   $    619,187
Anheuser-Busch Cos., Inc. ...........    186,592      9,441,555
Brown-Forman Corp. (Class B).........     19,427      1,300,638
Coca-Cola Co. (The)..................    661,361     31,718,873
Coca-Cola Enterprises, Inc. .........    123,236      2,617,533
PepsiCo, Inc. .......................    472,165     17,446,497
The Pepsi Bottling Group, Inc. ......     79,133      1,851,712
                                                   ------------
                                                     64,995,995
                                                   ------------
FOOD & DRUG RETAILING -- 12.7%
Albertson's, Inc. ...................    111,786      2,700,750
CVS Corp. ...........................    107,455      2,723,984
Kroger Co.(a)........................    215,867      3,043,725
Safeway, Inc.(a).....................    128,010      2,854,623
SUPERVALU, Inc. .....................     40,425        652,864
Sysco Corp. .........................    179,527      5,096,771
Walgreen Co. ........................    275,329      8,469,120
Winn-Dixie Stores, Inc. .............     43,417        569,631
                                                   ------------
                                                     26,111,468
                                                   ------------
FOOD PRODUCTS -- 14.1%
Archer-Daniels-Midland Co. ..........    180,054      2,252,476
Campbell Soup Co. ...................    112,974      2,494,466
ConAgra Foods, Inc. .................    146,217      3,633,492
General Mills, Inc. .................     99,787      4,432,538
H.J. Heinz Co. ......................     95,779      3,196,145
Hershey Foods Corp. .................     37,694      2,338,913
Kellogg Co. .........................    111,669      3,712,994
Sara Lee Corp. ......................    213,185      3,899,154
W.M. Wrigley Jr. Co. ................     61,708      3,053,929
                                                   ------------
                                                     29,014,107
                                                   ------------
HOUSEHOLD PRODUCTS -- 24.0%
Clorox Co. ..........................     63,265      2,541,988
Colgate-Palmolive Co. ...............    146,030      7,878,318
Kimberly-Clark Corp. ................    139,068      7,876,812
Procter & Gamble Co. ................    346,275     30,950,059
                                                   ------------
                                                     49,247,177
                                                   ------------
PERSONAL PRODUCTS -- 6.0%
Alberto-Culver Co. (Class B).........     17,051        836,010
Avon Products, Inc. .................     64,527      2,974,695
Gillette Co. ........................    284,456      8,419,898
                                                   ------------
                                                     12,230,603
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
TOBACCO -- 11.8%
Philip Morris Cos., Inc. ............    563,221   $ 21,852,975
R.J. Reynolds Tobacco Holdings,
  Inc. ..............................     25,584      1,031,547
UST, Inc. ...........................     47,899      1,351,231
                                                   ------------
                                                     24,235,753
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $244,017,669)................               205,835,103
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $343,080)...............    343,080        343,080
                                                   ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $244,360,749)................               206,178,183
OTHER ASSETS AND LIABILITIES --
  (0.4)%.............................                  (907,691)
                                                   ------------
NET ASSETS -- 100.0%.................              $205,270,492
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCK -- 100.5%
ENERGY EQUIPMENT & SERVICES -- 21.1%
Baker Hughes, Inc. ................      279,267   $  8,107,121
BJ Services Co. ...................      198,178      5,152,628
Halliburton Co. ...................      447,201      5,773,365
Nabors Industries Ltd. ............      165,780      5,429,295
Noble Corp. .......................      165,366      5,126,346
Rowan Cos., Inc. (a)...............      205,638      3,833,092
Schlumberger Ltd. .................      285,389     10,976,061
Transocean Sedco Forex, Inc. ......      301,509      6,271,387
                                                   ------------
                                                     50,669,295
                                                   ------------
OIL AND GAS SERVICES -- 79.4%
Amerada Hess Corp. ................       89,828      6,097,525
Anadarko Petroleum Corp. ..........      195,959      8,728,014
Apache Corp. ......................      124,838      7,421,619
Ashland, Inc. .....................      139,495      3,737,071
Burlington Resources, Inc. ........      180,533      6,925,246
ChevronTexaco Corp. ...............      593,720     41,115,110
Conoco Phillips, Inc. (a)..........      407,856     18,859,261
Devon Energy Corp. ................      145,138      7,002,908
EOG Resources, Inc. ...............      142,837      5,136,419
Exxon Mobil Corp. .................    1,697,637     54,154,620
Kerr-McGee Corp. ..................      121,481      5,277,135
Marathon Oil Corp. ................      289,965      6,576,406
Occidental Petroleum Corp. ........      298,184      8,462,462
Sunoco, Inc. ......................      132,898      4,008,204
Unocal Corp. ......................      219,402      6,887,029
                                                   ------------
                                                    190,389,029
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
TOTAL COMMON STOCK --
  (Cost $298,194,768)..............                $241,058,324
                                                   ------------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class
  Prime Fund (Cost $154,553).......      154,553        154,553
                                                   ------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $298,349,321)..............                 241,212,877
OTHER ASSETS AND
  LIABILITIES -- (0.5)%............                  (1,271,713)
                                                   ------------
NET ASSETS -- 100.0%...............                $239,941,164
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.3%
BANKS -- 38.0%
AmSouth Bancorp....................       92,834   $  1,925,377
Bank of America Corp. .............      388,966     24,816,031
Bank of New York Co., Inc. (The)...      187,279      5,382,398
Bank One Corp. ....................      303,943     11,367,468
BB&T Corp. ........................      125,468      4,396,399
Charter One Financial, Inc. .......       59,770      1,776,354
Comerica, Inc. ....................       45,295      2,184,125
Fifth Third Bancorp................      150,325      9,204,400
First Tennessee National Corp. ....       32,781      1,136,517
FleetBoston Financial Corp. .......      271,672      5,523,092
Golden West Financial Corp. .......       39,692      2,468,049
Huntington Bancshares, Inc. .......       62,921      1,144,533
KeyCorp............................      109,144      2,725,326
Marshall & Ilsley Corp. ...........       54,519      1,520,535
Mellon Financial Corp. ............      113,279      2,937,324
National City Corp. ...............      158,475      4,521,292
North Fork Bancorporation, Inc. ...       42,050      1,591,172
Northern Trust Corp. ..............       56,755      2,139,664
PNC Financial Services Group.......       72,791      3,069,596
Regions Financial Corp. ...........       57,618      1,882,380
SouthTrust Corp. ..................       88,747      2,152,115
SunTrust Banks, Inc. ..............       73,502      4,518,903
Synovus Financial Corp. ...........       75,861      1,564,254
U.S. Bancorp.......................      495,882      9,213,488
Union Planters Corp. ..............       52,068      1,429,787
Wachovia Corp. ....................      355,215     11,611,978
Washington Mutual, Inc. ...........      250,669      7,888,553
Wells Fargo & Co. .................      440,083     21,194,397
Zions Bancorp......................       23,768      1,034,621
                                                   ------------
                                                    152,320,128
                                                   ------------
DIVERSIFIED FINANCIALS -- 36.3%
American Express Co. ..............      344,196     10,732,031
Bear Stearns Cos., Inc. (The)......       25,578      1,442,599
Capital One Financial Corp. .......       56,463      1,971,688
Charles Schwab Corp. (The).........      352,111      3,063,366
Citigroup, Inc. ...................    1,309,772     38,834,740
Countrywide Credit Industries,
  Inc. ............................       32,740      1,543,691
Fannie Mae.........................      257,579     15,336,254
Franklin Resources, Inc. ..........       67,057      2,085,473
Freddie Mac........................      180,168     10,071,391
Goldman Sachs Group, Inc. .........      124,712      8,234,733
Household International, Inc. .....      117,279      3,320,168
J.P. Morgan Chase & Co. ...........      516,435      9,807,101
Lehman Brothers Holdings, Inc. ....       62,706      3,075,729
MBNA Corp. ........................      331,207      6,087,585
Merrill Lynch & Co., Inc. .........      224,200      7,387,390
Moody's Corp. .....................       39,616      1,921,376
Morgan Stanley Dean Witter &
  Co. .............................      283,446      9,603,150
Principal Financial Group (a)......       90,201      2,361,462
Providian Financial Corp. .........       72,662        356,044
SLM Corp. .........................       39,848      3,711,443
State Street Corp. ................       83,520      3,227,213
Stilwell Financial, Inc. ..........       57,471        693,675
T. Rowe Price Group, Inc. .........       31,980        798,221
                                                   ------------
                                                    145,666,523
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INSURANCE -- 24.2%
ACE Ltd. ..........................       67,384   $  1,995,240
Aflac, Inc. .......................      133,037      4,082,906
Allstate Corp. ....................      182,545      6,489,475
Ambac Financial Group, Inc. .......       27,251      1,468,556
American International Group,
  Inc. ............................      675,661     36,958,657
Aon Corp. .........................       69,834      1,430,899
Chubb Corp. .......................       44,051      2,415,316
Cincinnati Financial Corp. ........       41,704      1,483,828
Hartford Financial Services Group,
  Inc. (The).......................       63,505      2,603,705
Jefferson-Pilot Corp. .............       38,623      1,548,782
John Hancock Financial Services,
  Inc. ............................       75,399      2,096,092
Lincoln National Corp. ............       47,993      1,466,186
Loews Corp. .......................       48,491      2,079,779
Marsh & McLennan Cos., Inc. .......      138,888      5,783,296
MBIA, Inc. ........................       37,884      1,513,466
MetLife, Inc. .....................      181,082      4,121,426
MGIC Investment Corp. .............       27,165      1,109,147
Progressive Corp. (The)............       56,532      2,862,215
Prudential Financial, Inc. (a).....      150,650      4,302,564
SAFECO Corp. ......................       33,058      1,050,583
St. Paul Cos., Inc. (The)..........       58,977      1,693,819
Torchmark Corp. ...................       31,362      1,074,462
Travelers Property Casualty Corp.
  Class B (a)......................      257,282      3,481,026
UnumProvident Corp. ...............       62,376      1,269,352
XL Capital Ltd. ...................       35,301      2,594,624
                                                   ------------
                                                     96,975,401
                                                   ------------
REAL ESTATE -- 1.8%
Equity Office Properties Trust.....      108,781      2,808,725
Equity Residential Properties
  Trust............................       70,524      1,688,344
Plum Creek Timber Co., Inc. .......       47,883      1,082,635
Simon Property Group, Inc. ........       47,545      1,698,784
                                                   ------------
                                                      7,278,488
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $555,907,688)..............                 402,240,540
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $388,971).......      388,971        388,971
                                                   ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $556,296,659)..............                 402,629,511
OTHER ASSETS AND
  LIABILITIES -- (0.4)%............                  (1,772,401)
                                                   ------------
NET ASSETS -- 100.0%...............                $400,857,110
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.2%
BIOTECHNOLOGY -- 6.4%
Amgen Inc. (a).......................    122,637   $  5,113,963
Biogen, Inc. (a).....................     14,247        417,010
Chiron Corp. (a).....................     18,033        630,073
Genzyme Corp. (a)....................     20,475        421,990
MedImmune, Inc. (a)..................     24,047        503,063
                                                   ------------
                                                      7,086,099
                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 12.2%
Applera Corp. -- Applied Biosystems
  Group..............................     20,334        372,112
Bausch & Lomb, Inc. .................      5,153        170,925
Baxter International Inc. ...........     57,887      1,768,448
Becton, Dickinson and Company........     24,558        697,447
Biomet, Inc. ........................     25,541        680,157
Boston Scientific Corp. (a)..........     39,027      1,231,692
C.R. Bard, Inc. .....................      4,990        272,604
Guidant Corp. (a)....................     29,339        947,943
Medtronic, Inc. .....................    116,440      4,904,453
St. Jude Medical, Inc. (a)...........     17,020        607,614
Stryker Corp. .......................     18,961      1,092,153
Zimmer Holdings, Inc. (a)............     18,690        716,575
                                                   ------------
                                                     13,462,123
                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 14.9%
Aetna, Inc. .........................     14,458        517,741
AmerisourceBergen Corp. .............     10,197        728,270
Anthem, Inc. (a).....................     13,518        878,670
Cardinal Health, Inc. ...............     43,381      2,698,298
CIGNA Corp. .........................     13,411        948,828
HCA, Inc. ...........................     49,804      2,371,169
Health Management Associates, Inc.
  (a)................................     23,159        468,275
Healthsouth Corp. (a)................     37,616        156,106
Humana, Inc. (a).....................     16,230        201,252
IMS Health, Inc. ....................     27,669        414,205
Manor Care, Inc. (a).................      9,646        216,842
McKesson Corp. ......................     27,816        788,027
Quintiles Transnational Corp. (a)....     11,336        107,805
Tenet Healthcare Corp. (a)...........     46,955      2,324,273
UnitedHealth Group, Inc. ............     29,100      2,538,102
Wellpoint Health Networks, Inc.
  (a)................................     13,960      1,023,268
                                                   ------------
                                                     16,381,131
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
PHARMACEUTICALS -- 66.7%
Abbott Laboratories..................    150,011   $  6,060,444
Allergan, Inc. ......................     12,344        671,514
Bristol-Myers Squibb Co. ............    185,980      4,426,324
Eli Lilly and Company................    107,877      5,969,913
Forest Laboratories, Inc. (a)........     17,251      1,414,755
Johnson & Johnson Company............    285,653     15,448,114
King Pharmaceuticals, Inc. (a).......     23,767        431,846
Merck & Co., Inc. ...................    215,924      9,869,886
Pfizer, Inc. ........................    594,246     17,245,019
Pharmacia Corp. .....................    123,703      4,809,573
Schering-Plough Corp. ...............    140,817      3,002,218
Watson Pharmaceuticals, Inc. (a).....     10,265        251,595
Wyeth................................    127,181      4,044,356
                                                   ------------
                                                     73,645,557
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $116,977,967)................               110,574,910
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $145,673)...............    145,673        145,673
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $117,123,640)................               110,720,583
OTHER ASSETS AND
  LIABILITIES -- (0.3)%..............                  (383,750)
                                                   ------------
NET ASSETS -- 100.0%.................              $110,336,833
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.2%
AIR FREIGHT & LOGISTICS -- 9.9%
FedEx Corp. (a).......................     30,683   $ 1,536,298
Ryder System, Inc. ...................      9,371       233,619
United Parcel Service Inc. Class B....    108,926     6,811,143
                                                    -----------
                                                      8,581,060
                                                    -----------
AIRLINES -- 1.5%
AMR Corp. (a).........................     20,328        84,971
Delta Air Lines, Inc. ................     16,329       151,697
Southwest Airlines Co. ...............     81,420     1,063,345
                                                    -----------
                                                      1,300,013
                                                    -----------
BUILDING PRODUCTS -- 1.8%
American Standard Cos., Inc. (a)......      8,273       526,328
Masco Corp. ..........................     52,137     1,019,279
                                                    -----------
                                                      1,545,607
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 17.9%
Allied Waste Industries, Inc. (a).....     27,538       202,404
Apollo Group, Inc. Class A (a)........     19,556       849,317
Automatic Data Processing, Inc. ......     62,433     2,170,795
Avery Dennison Corp. .................     12,164       693,105
Cendant Corp. (a).....................    107,341     1,154,989
Cintas Corp. .........................     18,507       775,813
Concord EFS, Inc. (a).................     53,111       843,403
Convergys Corp. (a)...................     20,692       311,001
Deluxe Corp. .........................      8,288       373,457
Equifax, Inc. ........................     17,628       383,233
First Data Corp. .....................     76,138     2,128,057
Fiserv, Inc. (a)......................     21,169       594,425
H&R Block, Inc. ......................     19,628       824,572
Paychex, Inc. ........................     39,425       956,845
Pitney Bowes, Inc. ...................     25,569       779,599
R.R. Donnelley & Sons Co. ............     14,362       337,651
Robert Half International, Inc.(a)....     21,042       333,937
Sabre Holdings Corp. (a)..............     16,782       324,732
Waste Management, Inc. ...............     62,996     1,469,067
                                                    -----------
                                                     15,506,402
                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.4%
Fluor Corp. ..........................     10,235       250,143
McDermott International, Inc. (a).....     14,478        88,750
                                                    -----------
                                                        338,893
                                                    -----------
AEROSPACE & DEFENSE -- 17.7%
Boeing Co. ...........................     84,012     2,867,329
General Dynamics Corp. ...............     20,534     1,670,030
Goodrich Corp. .......................     13,234       249,858
Honeywell International, Inc. ........     82,507     1,787,102
Lockheed Martin Corp. ................     45,767     2,959,752
Northrop Grumman Corp. ...............     11,745     1,456,850
Raytheon Co. .........................     41,430     1,213,899
Rockwell Collins, Inc. ...............     21,421       469,977
United Technologies Corp. ............     47,409     2,678,134
                                                    -----------
                                                     15,352,931
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRICAL EQUIPMENT -- 4.1%
American Power Conversion Corp. (a)...     26,216   $   250,625
Cooper Industries Ltd Cl A............     11,338       344,108
Emerson Electric Co. .................     42,728     1,877,468
Molex, Inc. ..........................     21,551       506,880
Power-One, Inc. (a)...................     22,003        65,569
Rockwell Automation, Inc. ............     22,636       368,288
Thomas & Betts Corp. .................     10,577       149,030
                                                    -----------
                                                      3,561,968
                                                    -----------
INDUSTRIAL CONGLOMERATES -- 30.5%
3M Co. ...............................     38,730     4,259,138
General Electric Co. .................    764,088    18,834,769
Textron, Inc. ........................     15,466       527,391
Tyco International Ltd. ..............    200,636     2,828,967
                                                    -----------
                                                     26,450,265
                                                    -----------
MACHINERY -- 10.7%
Caterpillar, Inc. ....................     35,462     1,319,896
Crane Co. ............................      9,446       186,653
Cummins, Inc. ........................      6,868       162,222
Danaher Corp. ........................     16,167       919,094
Deere & Co. ..........................     25,309     1,150,294
Dover Corp. ..........................     22,541       572,090
Eaton Corp. ..........................      8,118       517,441
Illinois Tool Works, Inc. ............     31,199     1,819,838
Ingersoll-Rand Co. (Class A)..........     18,439       635,039
ITT Industries, Inc. .................     10,293       641,563
Navistar International Corp. .........      8,693       188,464
PACCAR, Inc. .........................     13,506       456,368
Pall Corp. ...........................     16,258       256,714
Parker-Hannifin Corp. ................     13,427       513,046
                                                    -----------
                                                      9,338,722
                                                    -----------
RAILROADS -- 4.5%
Burlington Northern Santa Fe Corp. ...     40,248       962,732
CSX Corp. ............................     23,476       619,297
Norfolk Southern Corp. ...............     42,095       849,898
Union Pacific Corp. ..................     26,137     1,512,548
                                                    -----------
                                                      3,944,475
                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 1.2%
Genuine Parts Co. ....................     19,592       600,299
W.W. Grainger, Inc. ..................     10,950       465,922
                                                    -----------
                                                      1,066,221
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $120,698,878).................               86,986,557
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class Prime
  Fund (Cost $485)....................        485           485
                                                    -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $120,699,363).................               86,987,042
OTHER ASSETS AND LIABILITIES --
  (0.2)%..............................                 (206,172)
                                                    -----------
NET ASSETS -- 100.0%..................              $86,780,870
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.3%
CHEMICALS -- 57.7%
Air Products & Chemicals, Inc. ......    178,692   $  7,506,851
Dow Chemical Co. ....................    712,254     19,451,657
Du Pont (E.I.) de Nemours and Co. ...    776,296     28,000,997
Eastman Chemical Co. ................     61,558      2,349,669
Ecolab, Inc. ........................    102,150      4,262,719
Engelhard Corp. .....................    102,398      2,440,144
Great Lakes Chemical Corp. ..........     40,998        984,772
Hercules, Inc.(a)....................     90,094        829,766
International Flavors & Fragrances,
  Inc. ..............................     75,472      2,403,783
Monsanto Co. ........................    207,080      3,166,253
PPG Industries, Inc. ................    133,284      5,957,795
Praxair, Inc. .......................    127,015      6,491,737
Rohm & Haas Co. .....................    174,164      5,399,084
Sigma-Aldrich Corp. .................     58,174      2,866,233
                                                   ------------
                                                     92,111,460
                                                   ------------
CONSTRUCTION MATERIALS -- 1.8%
Vulcan Materials Co. ................     80,499      2,910,844
                                                   ------------
CONTAINERS & PACKAGING -- 5.8%
Ball Corp. ..........................     45,276      2,281,458
Bemis Co., Inc. .....................     42,286      2,088,928
Pactiv Corp. (a).....................    126,486      2,080,695
Sealed Air Corp. (a).................     68,176      1,151,493
Temple-Inland, Inc...................     43,001      1,661,128
                                                   ------------
                                                      9,263,702
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
METALS & MINING -- 18.0%
Alcoa, Inc. .........................    660,359   $ 12,744,929
Allegheny Technologies, Inc. ........     69,672        482,130
Freeport-McMoran Copper & Gold, Inc.
  (Class B) (a)......................    116,768      1,571,697
Newmont Mining Corp. (Holding Co.)...    269,972      7,426,930
Nucor Corp. .........................     62,152      2,355,561
Phelps Dodge Corp. ..................     71,238      1,825,830
United States Steel Corp. ...........     83,323        967,380
Worthington Industries, Inc. ........     69,375      1,297,312
                                                   ------------
                                                     28,671,769
                                                   ------------
PAPER & FOREST PRODUCTS -- 17.0%
Boise Cascade Corp. .................     47,377      1,080,196
Georgia-Pacific Corp. ...............    183,106      2,396,857
International Paper Co. .............    376,881     12,584,056
Louisiana-Pacific Corp. .............     88,755        574,245
MeadWestvaco Corp. ..................    158,380      3,042,480
Weyerhaeuser Co. ....................    171,326      7,498,939
                                                   ------------
                                                     27,176,773
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $221,741,079)................               160,134,548
                                                   ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $389,068)...............    389,068        389,068
                                                   ------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $222,130,147)................               160,523,616
OTHER ASSETS AND LIABILITIES --
  (0.6)%.............................                  (878,821)
                                                   ------------
NET ASSETS -- 100.0%.................              $159,644,795
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
COMPUTERS & PERIPHERALS -- 18.7%
Apple Computer, Inc. (a).............    193,247   $  2,802,081
Dell Computer Corp. (a)..............  1,257,862     29,572,336
EMC Corp. (a)........................  1,157,884      5,291,530
Gateway, Inc. (a)....................    208,309        618,678
Hewlett-Packard Co. .................  1,585,380     18,501,385
International Business Machines
  Corp. .............................    875,215     51,103,804
Lexmark International, Inc. (a)......     67,551      3,174,897
NCR Corp. (a)........................     56,033      1,109,453
Network Appliance, Inc. (a)..........    188,028      1,378,245
Sun Microsystems, Inc. (a)...........  1,718,496      4,450,905
                                                   ------------
                                                    118,003,314
                                                   ------------
COMMUNICATIONS EQUIPMENT -- 11.4%
ADC Telecommunications, Inc. (a).....    492,767        566,682
Andrew Corp. (a).....................     67,047        439,158
Avaya, Inc. (a)......................    263,054        376,167
CIENA Corp. (a)......................    253,530        752,984
Cisco Systems, Inc. (a)..............  3,779,245     39,606,487
Comverse Technology, Inc. (a)........    112,223        784,439
Corning Inc. ........................    561,351        898,162
JDS Uniphase Corp. (a)...............    758,667      1,477,883
Lucent Technologies, Inc. (a)........  1,890,979      1,437,144
Motorola, Inc. ......................  1,198,520     12,200,934
QUALCOMM, Inc. (a)...................    405,569     11,201,816
Scientific-Atlanta, Inc. ............     90,376      1,130,604
Tellabs, Inc. (a)....................    238,973        972,620
                                                   ------------
                                                     71,845,080
                                                   ------------
SOFTWARE -- 27.4%
Adobe Systems, Inc. .................    130,156      2,485,980
Autodesk, Inc. ......................     68,696        870,378
BMC Software, Inc. (a)...............    133,011      1,738,454
Citrix Systems, Inc. (a).............    109,847        662,377
Computer Associates International,
  Inc. ..............................    309,676      2,972,890
Compuware Corp. (a)..................    231,696        706,673
Electronic Arts Inc. (a).............     73,668      4,859,141
Intuit, Inc. (a).....................    111,929      5,096,127
Mercury Interactive Corp. (a)........     49,548        850,244
Microsoft Corp. (a)..................  2,797,294    122,353,640
Novell, Inc. (a).....................    244,310        513,051
Oracle Corp. (a).....................  2,820,180     22,166,615
Parametric Technology Corp. (a)......    196,586        353,855
PeopleSoft, Inc. (a).................    170,193      2,105,287
Rational Software Corp. (a)..........    124,928        539,689
Siebel Systems, Inc. (a).............    263,823      1,516,982
VERITAS Software Corp. (a)...........    219,432      3,219,067
                                                   ------------
                                                    173,010,450
                                                   ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS -- 2.1%
Agilent Technologies, Inc. (a).......    248,182      3,241,257
Jabil Circuit, Inc. (a)..............    109,624      1,620,243
Millipore Corp. .....................     28,564        908,049
PerkinElmer, Inc. (a)................     86,495        471,398
Sanmina-SCI Corp. (a)................    311,397        862,570
Solectron Corp. (a)..................    479,100      1,010,901

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
ELECTRONIC EQUIPMENT &
  INSTRUMENTS -- (CONTINUED)
Symbol Technologies, Inc. (a)........    133,795    $ 1,026,207
Tektronix, Inc. (a)..................     53,081        872,121
Thermo Electron Corp. (a)............     93,094      1,501,606
Waters Corp. (a).....................     72,323      1,753,833
                                                   ------------
                                                     13,268,185
                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.5%
Yahoo!, Inc. (a).....................    322,092      3,082,421
                                                   ------------
IT CONSULTING & SERVICES -- 1.6%
Computer Sciences Corp. (a)..........     92,966      2,583,525
Electronic Data Systems Corp. .......    257,816      3,604,268
SunGard Data Systems, Inc. (a).......    152,040      2,957,178
Unisys Corp. ........................    183,805      1,286,635
                                                   ------------
                                                     10,431,606
                                                   ------------
OFFICE ELECTRONICS -- 0.3%
Xerox Corp. .........................    398,195      1,971,065
                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 16.6%
Advanced Micro Devices, Inc. (a).....    196,021      1,046,752
Altera Corp. (a).....................    209,219      1,813,929
Analog Devices, Inc. (a).............    194,186      3,825,464
Applied Materials, Inc. (a)..........    859,407      9,926,151
Applied Micro Circuits Corp. (a).....    188,719        539,736
Broadcom Corp. (a)...................    150,035      1,602,374
Intel Corp. .........................  3,442,745     47,819,728
KLA-Tencor Corp. (a).................    101,637      2,839,738
Linear Technology Corp. .............    169,113      3,504,021
LSI Logic Corp. (a)..................    210,077      1,333,989
Maxim Integrated Products, Inc.
  (a)................................    171,374      4,243,220
Micron Technology, Inc. (a)..........    320,375      3,963,039
National Semiconductor Corp. (a).....    102,997      1,229,784
Novellus Systems, Inc. (a)...........     80,107      1,667,027
NVIDIA Corp. (a).....................     91,646        784,490
PMC-Sierra, Inc. (a).................    114,711        445,079
QLogic Corp. (a).....................     52,005      1,354,210
Teradyne, Inc. (a)...................    106,849      1,025,750
Texas Instruments, Inc. .............    902,920     13,336,128
Xilinx, Inc. (a).....................    181,527      2,875,025
                                                   ------------
                                                    105,175,634
                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 19.6%
ALLTEL Corp. ........................    163,448      6,559,168
AT&T Corp. ..........................  1,996,070     23,972,801
BellSouth Corp. .....................    972,382     17,852,933
CenturyTel, Inc. ....................     78,211      1,754,273
Citizens Communications Co. (a)......    163,162      1,106,238
Qwest Communications International,
  Inc. (a)...........................    912,999      2,081,638
SBC Communications Inc. (a)..........  1,385,372     27,845,977
Sprint Corp. (a).....................    473,693      4,320,080
Verizon Communications Inc. (a)......  1,409,381     38,673,415
                                                   ------------
                                                    124,166,523
                                                   ------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
AT&T Wireless Services, Inc. (a).....  1,424,969   $  5,870,872
Nextel Communications, Inc. (a)......    487,074      3,677,409
Sprint Corp. (PCS Group)(a)..........    573,344      1,123,754
                                                   ------------
                                                     10,672,035
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $1,680,755,689)..............               631,626,313
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUNDS -- 0.2%
AIM Short Term Investment Class Prime
  Fund...............................  1,285,938      1,285,938
Federated Prime Obligations Fund.....      2,633          2,633
                                                   ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,288,571)..................                 1,288,571
                                                   ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $1,682,044,260)..............               632,914,884
OTHER ASSETS AND LIABILITIES --
  (0.1)%.............................                  (326,790)
                                                   ------------
NET ASSETS -- 100.0%.................              $632,588,094
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.9%
ELECTRIC UTILITIES -- 79.6%
Allegheny Energy, Inc. ................   81,412   $  1,066,497
Ameren Corp. ..........................   93,056      3,875,782
American Electric Power Co., Inc. .....  217,556      6,202,522
Cinergy Corp. .........................  107,880      3,390,668
CMS Energy Corp. ......................   92,778        747,791
Consolidated Edison, Inc. .............  136,907      5,506,400
Constellation Energy Group, Inc. ......  105,594      2,617,675
Dominion Resources, Inc. ..............  178,634      9,062,103
DTE Energy Co. ........................  107,606      4,379,564
Edison International...................  209,326      2,093,260
Entergy Corp. .........................  143,895      5,986,032
Exelon Corp. ..........................  206,788      9,822,430
FirstEnergy Corp. .....................  191,224      5,715,685
FPL Group, Inc. .......................  117,104      6,300,195
PG&E Corp. (a).........................  252,596      2,844,231
Pinnacle West Capital Corp. ...........   54,353      1,508,839
PPL Corp. .............................  104,014      3,384,616
Progress Energy, Inc. .................  142,045      5,805,379
Public Service Enterprise Group,
  Inc. ................................  132,782      4,049,851
Reliant Energy, Inc. ..................  195,385      1,955,804
Southern Co. (The).....................  455,243     13,101,894
TECO Energy, Inc. .....................  100,209      1,591,319
TXU Corp. .............................  178,776      7,456,747
Xcel Energy, Inc. .....................  255,564      2,379,301
                                                   ------------
                                                    110,844,585
                                                   ------------
GAS UTILITIES -- 8.8%
KeySpan Corp. .........................   90,938      3,046,423
Kinder Morgan, Inc. ...................   78,266      2,774,530
Nicor, Inc. ...........................   27,947        788,105
NiSource, Inc. ........................  133,192      2,294,898
Peoples Energy Corp. ..................   22,974        773,994
Sempra Energy..........................  131,634      2,586,608
                                                   ------------
                                                     12,264,558
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
MULTI-UTILITIES & UNREGULATED POWER -- 12.5%
AES Corp. (a)..........................  351,443   $    882,122
Calpine Corp. (a)......................  242,880        599,914
Duke Energy Corp. .....................  570,293     11,149,228
Dynegy, Inc. (Class A).................  234,859        272,436
El Paso Corp. .........................  375,552      3,105,815
Mirant Corp. (a).......................  259,619        573,758
Williams Cos., Inc. (The)..............  335,211        757,577
                                                   ------------
                                                     17,340,850
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $194,203,259)..................             140,449,993
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $282,596).................  282,596        282,596
                                                   ------------
TOTAL INVESTMENTS -- 101.1%
  (Cost $194,485,855)..................             140,732,589
OTHER ASSETS AND LIABILITIES --
  (1.1)%...............................              (1,488,424)
                                                   ------------
NET ASSETS -- 100.0%...................            $139,244,165
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

                      (This page intentionally left blank)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002

                                                          THE CONSUMER    THE CONSUMER
                                                          DISCRETIONARY      STAPLES       THE ENERGY     THE FINANCIAL
                                                          SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                            SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                          -------------   -------------   -------------   -------------
ASSETS
  Investments in securities, at value (Note 2)..........  $113,854,770    $206,178,183    $241,212,877    $ 402,629,511
  Cash..................................................           500           1,000             500              500
  Receivable for investments sold.......................            --       2,333,555       4,411,812               --
  Receivable for income received for Select Sector SPDRS
    in-kind transactions................................            --              --           1,250               --
  Dividends receivable (Note 2).........................        73,962         641,176         214,865          730,875
  Prepaid expenses......................................           920           1,747           1,444            3,640
                                                          ------------    ------------    ------------    -------------
         TOTAL ASSETS...................................   113,930,152     209,155,661     245,842,748      403,364,526
                                                          ------------    ------------    ------------    -------------
LIABILITIES
  Payable for investments purchased.....................            --       2,290,165       4,447,118               --
  Payable for income delivered for Select Sector SPDRS
    in-kind transactions................................            --              --              --               --
  Distribution payable (Note 2).........................       151,150       1,366,535       1,241,530        2,151,504
  Accrued advisory fees (Note 3)........................         4,995           9,042          10,021           19,280
  Accrued trustees fees (Note 3)........................         1,717           2,911           3,586            4,086
  Accrued distribution fees (Note 3)....................        89,279         123,289         103,168          178,421
  Accrued Administration, Custodian and Transfer Agent
    Fees (Note 3).......................................         6,993          12,660          14,030           26,992
  Accrued expenses and other liabilities................        41,454          80,567          82,131          127,133
                                                          ------------    ------------    ------------    -------------
         TOTAL LIABILITIES..............................       295,588       3,885,169       5,901,584        2,507,416
                                                          ------------    ------------    ------------    -------------
         NET ASSETS.....................................  $113,634,564    $205,270,492    $239,941,164    $ 400,857,110
                                                          ============    ============    ============    =============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4)..............................   162,297,761     304,899,156     372,461,326      583,185,631
  Undistributed (distributions in excess of) net
    investment income...................................      (151,150)        (45,544)       (612,882)      (1,111,588)
  Accumulated net realized gain (loss) on investments...   (15,676,653)    (61,400,554)    (74,770,836)     (27,549,785)
  Net unrealized appreciation (depreciation) on
    investments.........................................   (32,835,394)    (38,182,566)    (57,136,444)    (153,667,148)
                                                          ------------    ------------    ------------    -------------
         NET ASSETS.....................................  $113,634,564    $205,270,492    $239,941,164    $ 400,857,110
                                                          ============    ============    ============    =============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share..........  $      22.73    $      19.83    $      21.14    $       20.66
                                                          ============    ============    ============    =============
  Shares outstanding (unlimited amount authorized,
    $0.01 par value)....................................     5,000,000      10,350,184      11,350,105       19,403,420
                                                          ============    ============    ============    =============
  Cost of investments...................................  $146,690,164    $244,360,749    $298,349,321    $ 556,296,659
                                                          ============    ============    ============    =============

See accompanying notes to financial statements.

    THE HEALTH CARE   THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY    THE UTILITIES
     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
       SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
    ---------------   --------------   -------------   ---------------   -------------
     $110,720,583      $ 86,987,042    $160,523,616    $  632,914,884    $140,732,589
            2,576            24,104              --                --             200
               --                --       1,223,260         3,616,352       1,023,567
               --                --              --                --              --
           84,838           206,569         350,920           307,665         341,807
              771               764             812             6,205             524
     ------------      ------------    ------------    ---------------   ------------
      110,808,768        87,218,479     162,098,608       636,845,106     142,098,687
     ------------      ------------    ------------    ---------------   ------------
               --                --       1,242,390         3,488,742       1,115,562
               --                --              --            45,649              --
          360,087           316,151         996,840                --       1,636,966
            4,763             5,037           7,610            29,427           5,789
            1,562             2,512           3,873             8,513           1,716
           57,487            54,473         111,474           518,989          55,236
            6,669             7,051          10,655            41,200           8,105
           41,367            52,385          80,971           124,492          31,148
     ------------      ------------    ------------    ---------------   ------------
          471,935           437,609       2,453,813         4,257,012       2,854,522
     ------------      ------------    ------------    ---------------   ------------
     $110,336,833      $ 86,780,870    $159,644,795    $  632,588,094    $139,244,165
     ============      ============    ============    ===============   ============
      138,868,057       155,633,103     233,072,420     2,132,712,498     216,866,533
          (10,189)          420,055         226,747         1,313,479          18,377
      (22,117,978)      (35,559,967)    (12,047,841)     (452,308,507)    (23,887,479)
       (6,403,057)      (33,712,321)    (61,606,531)   (1,049,129,376)    (53,753,266)
     ------------      ------------    ------------    ---------------   ------------
     $110,336,833      $ 86,780,870    $159,644,795    $  632,588,094    $139,244,165
     ============      ============    ============    ===============   ============
     $      25.36      $      19.50    $      17.74    $        11.84    $      18.57
     ============      ============    ============    ===============   ============
        4,350,001         4,450,000       9,000,003        53,450,003       7,500,113
     ============      ============    ============    ===============   ============
     $117,123,640      $120,699,363    $222,130,147    $1,682,044,260    $194,485,855
     ============      ============    ============    ===============   ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002

                                                          THE CONSUMER    THE CONSUMER
                                                          DISCRETIONARY      STAPLES       THE ENERGY     THE FINANCIAL
                                                          SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                            SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                          -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend income (Note 2)..............................   $ 1,488,857    $  5,692,704    $  6,895,661    $ 11,729,682
  Foreign taxes withheld................................            --         (18,720)       (161,023)             --
                                                           -----------    ------------    ------------    ------------
    TOTAL INVESTMENT INCOME.............................     1,488,857       5,673,984       6,734,638      11,729,682
                                                           -----------    ------------    ------------    ------------
EXPENSES
  Administrator, custodian and transfer agent fee (Note
    3)..................................................       177,075         322,515         322,011         595,821
  Distribution fee (Note 3).............................       130,111         237,386         235,173         442,620
  License fee (Note 3)..................................       106,245         193,509         193,207         357,492
  Advisory fee (Note 3).................................        88,538         161,258         161,006         297,910
  Printing and postage expense..........................        25,588          51,682          42,563          69,624
  Professional fees.....................................        11,639          36,558          24,274          40,860
  Trustee fees (Note 3).................................         5,505          12,441          11,952          18,060
  SEC registration expense..............................            --           6,417              --              --
  Insurance expense.....................................         2,145           4,158           4,083           9,422
  Miscellaneous expenses................................           801           4,353              --              --
                                                           -----------    ------------    ------------    ------------
    TOTAL EXPENSES BEFORE WAIVERS.......................       547,647       1,030,277         994,269       1,831,809
                                                           -----------    ------------    ------------    ------------
  Expenses waived by Advisor (Note 3)...................       (12,315)        (23,251)        (19,531)        (51,092)
  Expenses waived by Administrator, Custodian and
    Transfer Agent (Note 3).............................       (53,123)        (96,754)        (96,603)       (178,746)
                                                           -----------    ------------    ------------    ------------
  NET EXPENSES..........................................       482,209         910,272         878,135       1,601,971
                                                           -----------    ------------    ------------    ------------
  NET INVESTMENT INCOME (LOSS)..........................     1,006,648       4,763,712       5,856,503      10,127,711
                                                           -----------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment transactions...    (2,161,765)    (31,326,931)    (78,684,460)    (39,690,521)
  Net change in unrealized appreciation
    (depreciation)......................................      (747,972)    (30,850,415)      3,661,818     (31,558,751)
                                                           -----------    ------------    ------------    ------------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS.......................................    (2,909,737)    (62,177,346)    (75,022,642)    (71,249,272)
                                                           -----------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................   $(1,903,089)   $(57,413,634)   $(69,166,139)   $(61,121,561)
                                                           ===========    ============    ============    ============

See accompanying notes to financial statements.

    THE HEALTH CARE   THE INDUSTRIAL   THE MATERIALS    THE TECHNOLOGY   THE UTILITIES
     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
       SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
    ---------------   --------------   --------------   --------------   -------------
      $ 1,176,913      $  2,825,253     $  5,679,826    $   4,118,047    $  5,076,993
               --                --          (33,466)              --              --
      -----------      ------------     ------------    -------------    ------------
        1,176,913         2,825,253        5,646,360        4,118,047       5,076,993
      -----------      ------------     ------------    -------------    ------------
          153,133           183,532          252,707        1,056,971         131,405
          112,426           133,026          182,027          781,719          95,445
           91,880           110,119          151,624          634,182          78,843
           76,567            91,766          126,353          528,485          65,702
           23,691            26,815           35,733          108,936          10,232
           14,062            11,104           18,859           43,738           9,745
            5,373             6,511            8,806           34,200           4,669
            1,726             3,728            4,371               --              --
            1,812             1,664            1,841           17,109           1,389
            3,048             2,158            2,039               --           1,305
      -----------      ------------     ------------    -------------    ------------
          483,718           570,423          784,360        3,205,340         398,735
      -----------      ------------     ------------    -------------    ------------
          (10,466)           (9,107)         (10,263)         (83,680)         (6,923)
          (45,940)          (55,060)         (75,812)        (317,092)        (39,422)
      -----------      ------------     ------------    -------------    ------------
          427,312           506,256          698,285        2,804,568         352,390
      -----------      ------------     ------------    -------------    ------------
          749,601         2,318,997        4,948,075        1,313,479       4,724,603
      -----------      ------------     ------------    -------------    ------------
       (6,958,058)      (51,844,393)      (4,372,997)    (301,976,050)    (16,387,749)
       17,744,694       (11,528,213)     (31,871,252)    (139,291,245)    (42,980,585)
      -----------      ------------     ------------    -------------    ------------
       10,786,636       (63,372,606)     (36,244,249)    (441,267,295)    (59,368,334)
      -----------      ------------     ------------    -------------    ------------
      $11,536,237      $(61,053,609)    $(31,296,174)   $(439,953,816)   $(54,643,731)
      ===========      ============     ============    =============    ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                        THE CONSUMER DISCRETIONARY         THE CONSUMER STAPLES
                                                         SELECT SECTOR SPDR FUND          SELECT SECTOR SPDR FUND
                                                       ----------------------------    -----------------------------
                                                           YEAR            YEAR            YEAR             YEAR
                                                          ENDED           ENDED            ENDED           ENDED
                                                        9/30/2002       9/30/2001        9/30/2002       9/30/2001
                                                       ------------    ------------    -------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).......................  $  1,006,648    $  1,022,984    $   4,763,712    $  2,638,113
  Net realized gain (loss) on investment
    transactions.....................................    (2,161,765)    (17,570,353)     (31,326,931)      8,938,251
  Net change in unrealized appreciation
    (depreciation)...................................      (747,972)     (6,599,164)     (30,850,415)     (9,442,028)
                                                       ------------    ------------    -------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS..................................    (1,903,089)    (23,146,533)     (57,413,634)      2,134,336
                                                       ------------    ------------    -------------    ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE
  OF UNITS ISSUED AND REDEEMED.......................       143,586          13,999         (363,633)        427,655
                                                       ------------    ------------    -------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..............................    (1,152,248)     (1,036,767)      (4,423,211)     (3,062,062)
  Net realized gain..................................            --              --               --              --
                                                       ------------    ------------    -------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS................    (1,152,248)     (1,036,767)      (4,423,211)     (3,062,062)
                                                       ------------    ------------    -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)..............................    10,371,525      40,729,333     (101,484,891)    213,062,337
                                                       ------------    ------------    -------------    ------------
  Net increase (decrease) in net assets during
    period...........................................     7,459,774      16,560,032     (163,685,369)    212,562,266
  Net assets at beginning of period..................   106,174,790      89,614,758      368,955,861     156,393,595
                                                       ------------    ------------    -------------    ------------
NET ASSETS END OF PERIOD(1)..........................  $113,634,564    $106,174,790    $ 205,270,492    $368,955,861
                                                       ============    ============    =============    ============
(1) Including undistributed (distribution in excess
      of) net investment income......................  $   (151,150)   $    (21,096)   $     (45,544)   $   (386,045)
                                                       ============    ============    =============    ============

See accompanying notes to financial statements.

            THE ENERGY                    THE FINANCIAL                 THE HEALTH CARE
      SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
    ---------------------------   -----------------------------   ---------------------------
        YEAR           YEAR           YEAR            YEAR            YEAR           YEAR
       ENDED          ENDED           ENDED           ENDED          ENDED          ENDED
     9/30/2002      9/30/2001       9/30/2002       9/30/2001      9/30/2002      9/30/2001
    ------------   ------------   -------------   -------------   ------------   ------------
    $  5,856,503   $  3,882,685   $  10,127,711   $   9,197,823   $    749,601   $    246,823
     (78,684,460)    12,855,237     (39,690,521)     70,442,716     (6,958,058)    (3,537,548)
       3,661,818    (74,201,728)    (31,558,751)   (176,781,872)    17,744,694    (16,647,304)
    ------------   ------------   -------------   -------------   ------------   ------------
     (69,166,139)   (57,463,806)    (61,121,561)    (97,141,333)    11,536,237    (19,938,029)
    ------------   ------------   -------------   -------------   ------------   ------------
         154,379        227,578      (1,266,156)       (300,225)        21,395          2,139
    ------------   ------------   -------------   -------------   ------------   ------------
      (6,022,434)    (4,094,793)     (8,798,298)     (8,788,537)      (786,910)      (248,425)
              --             --              --              --             --        (15,092)
    ------------   ------------   -------------   -------------   ------------   ------------
      (6,022,434)    (4,094,793)     (8,798,298)     (8,788,537)      (786,910)      (263,517)
    ------------   ------------   -------------   -------------   ------------   ------------
      70,236,387     14,095,424    (140,525,194)    288,657,071    (14,661,527)    54,516,350
    ------------   ------------   -------------   -------------   ------------   ------------
      (4,797,807)   (47,235,597)   (211,711,209)    182,426,976     (3,890,805)    34,316,943
     244,738,971    291,974,568     612,568,319     430,141,343    114,227,638     79,910,695
    ------------   ------------   -------------   -------------   ------------   ------------
    $239,941,164   $244,738,971   $ 400,857,110   $ 612,568,319   $110,336,833   $114,227,638
    ============   ============   =============   =============   ============   ============
    $   (612,882)  $   (446,951)  $  (1,111,588)  $     390,192   $    (10,189)  $     27,120
    ============   ============   =============   =============   ============   ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                THE INDUSTRIAL                  THE MATERIALS
                                                           SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
                                                         ----------------------------    ---------------------------
                                                             YEAR            YEAR            YEAR           YEAR
                                                            ENDED           ENDED           ENDED           ENDED
                                                          9/30/2002       9/30/2001       9/30/2002       9/30/2001
                                                         ------------    ------------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).........................  $  2,318,997    $    766,464    $  4,948,075    $ 1,868,801
  Net realized gain (loss) on investment
    transactions.......................................   (51,844,393)      1,604,034      (4,372,997)    (3,120,449)
  Net change in unrealized appreciation
    (depreciation).....................................   (11,528,213)    (17,399,381)    (31,871,252)     4,626,737
                                                         ------------    ------------    ------------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.........................................   (61,053,609)    (15,028,883)    (31,296,174)     3,375,089
                                                         ------------    ------------    ------------    -----------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE
  OF UNITS ISSUED AND REDEEMED.........................      (265,406)         65,453         171,969         84,263
                                                         ------------    ------------    ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income................................    (1,976,019)       (802,184)     (4,971,460)    (1,874,987)
  Net realized gain....................................            --              --              --     (2,383,464)
                                                         ------------    ------------    ------------    -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..................    (1,976,019)       (802,184)     (4,971,460)    (4,258,451)
                                                         ------------    ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)................................    82,811,265      33,041,047      96,199,087     43,555,089
                                                         ------------    ------------    ------------    -----------
  Net increase (decrease) in net assets during
    period.............................................    19,516,231      17,275,433      60,103,422     42,755,990
  Net assets at beginning of period....................    67,264,639      49,989,206      99,541,373     56,785,383
                                                         ------------    ------------    ------------    -----------
NET ASSETS END OF PERIOD(1)............................  $ 86,780,870    $ 67,264,639    $159,644,795    $99,541,373
                                                         ============    ============    ============    ===========
(1) Including undistributed (distribution in excess of)
      net investment income............................  $    420,055    $     77,077    $    226,747    $   250,132
                                                         ============    ============    ============    ===========

See accompanying notes to financial statements.

         THE TECHNOLOGY                    THE UTILITIES
    SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
--------------------------------    ----------------------------
     YEAR              YEAR             YEAR            YEAR
    ENDED             ENDED            ENDED           ENDED
  9/30/2002         9/30/2001        9/30/2002       9/30/2001
--------------    --------------    ------------    ------------
$    1,313,479    $     (514,907)   $  4,724,603    $  2,315,682
  (301,976,050)      (38,365,165)    (16,387,749)     11,978,786
  (139,291,245)     (788,924,941)    (42,980,585)    (18,675,741)
--------------    --------------    ------------    ------------
  (439,953,816)     (827,805,013)    (54,643,731)     (4,381,273)
--------------    --------------    ------------    ------------
      (936,423)       (3,337,378)        424,481         155,072
--------------    --------------    ------------    ------------
            --                --      (5,131,034)     (2,462,393)
            --                --              --      (1,166,151)
--------------    --------------    ------------    ------------
            --                --      (5,131,034)     (3,628,544)
--------------    --------------    ------------    ------------
   176,051,612       685,904,563      88,526,724       9,911,018
--------------    --------------    ------------    ------------
  (264,838,627)     (145,237,828)     29,176,440       2,056,273
   897,426,721     1,042,664,549     110,067,725     108,011,452
--------------    --------------    ------------    ------------
$  632,588,094    $  897,426,721    $139,244,165    $110,067,725
==============    ==============    ============    ============
$    1,313,479    $           --    $     18,377    $    424,808
==============    ==============    ============    ============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                THE CONSUMER DISCRETIONARY
                                                                 SELECT SECTOR SPDR FUND
                                              YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                 2002             2001             2000            1999(2)
                                             -------------    -------------    -------------    -------------
Net asset value, beginning of period.......    $  23.08         $  24.89          $ 26.17          $ 24.51
                                               --------         --------          -------          -------
Net investment income (loss)...............        0.14             0.23             0.22             0.09
Net realized and unrealized gain (loss)
  (3)......................................       (0.36)           (1.80)           (1.29)            1.66
                                               --------         --------          -------          -------
Total from investment operations...........       (0.22)           (1.57)           (1.07)            1.75
                                               --------         --------          -------          -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net............................        0.03               --               --             0.01
                                               --------         --------          -------          -------
Distributions to shareholders from:
Net investment income......................       (0.16)           (0.24)           (0.21)           (0.10)
Net realized gains.........................          --               --               --               --
                                               --------         --------          -------          -------
Total distributions to shareholders........       (0.16)           (0.24)           (0.21)           (0.10)
                                               --------         --------          -------          -------
Net asset value, end of period.............    $  22.73         $  23.08          $ 24.89          $ 26.17
                                               ========         ========          =======          =======
Total return (4)...........................       (0.93)%          (6.46)%          (4.12)%           7.17%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......    $113,635         $106,175          $89,615          $35,324
Ratio of expenses to average net assets....        0.27%            0.27%            0.43%            0.58%(5)
Ratio of expenses to average net assets
  before waivers...........................        0.31%            0.32%            0.51%            0.58%(5)
Ratio of net investment income (loss) to
  average net assets.......................        0.57%            0.89%            0.80%            0.49%(5)
Portfolio turnover rate (6)................       42.34%            4.71%           16.28%            9.56%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   THE CONSUMER STAPLES
                                                                 SELECT SECTOR SPDR FUND
                                              YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                 2002             2001             2000            1999(2)
                                             -------------    -------------    -------------    -------------
Net asset value, beginning of period.......    $  25.10         $  25.02         $  22.63          $ 26.06
                                               --------         --------         --------          -------
Net investment income (loss)...............        0.43             0.27             0.30             0.20
Net realized and unrealized gain (loss)
  (3)......................................       (5.29)            0.09             2.39            (3.44)
                                               --------         --------         --------          -------
Total from investment operations...........       (4.86)            0.36             2.69            (3.24)
                                               --------         --------         --------          -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net............................       (0.04)            0.03            (0.02)            0.01
                                               --------         --------         --------          -------
Distributions to shareholders from:
Net investment income......................       (0.37)           (0.31)           (0.28)           (0.20)
Net realized gains.........................          --               --               --               --
                                               --------         --------         --------          -------
Total distributions to shareholders........       (0.37)           (0.31)           (0.28)           (0.20)
                                               --------         --------         --------          -------
Net asset value, end of period.............    $  19.83         $  25.10         $  25.02          $ 22.63
                                               ========         ========         ========          =======
Total return (4)...........................      (19.68)%           1.53%           11.92%          (12.45)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......    $205,270         $368,956         $156,394          $17,651
Ratio of expenses to average net assets....        0.28%            0.28%            0.42%            0.57%(5)
Ratio of expenses to average net assets
  before waivers...........................        0.32%            0.33%            0.50%            0.57%(5)
Ratio of net investment income (loss) to
  average net assets.......................        1.48%            1.21%            1.20%            1.10%(5)
Portfolio turnover rate (6)................       59.68%            6.42%            9.77%            2.91%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        THE ENERGY
                                                                 SELECT SECTOR SPDR FUND
                                              YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                 2002             2001             2000            1999(2)
                                             -------------    -------------    -------------    -------------
Net asset value, beginning of period.......    $  25.90         $  32.81         $  27.46         $  23.59
                                               --------         --------         --------         --------
Net investment income (loss)...............        0.43             0.45             0.55             0.29
Net realized and unrealized gain (loss)
  (3)......................................       (4.73)           (6.90)            5.28             3.88
                                               --------         --------         --------         --------
Total from investment operations...........       (4.30)           (6.45)            5.83             4.17
                                               --------         --------         --------         --------
Undistributed net investment income
  included in price of units issued and
  redeemed, net............................        0.01             0.02            (0.01)            0.07
                                               --------         --------         --------         --------
Distributions to shareholders from:
Net investment income......................       (0.47)           (0.48)           (0.47)           (0.37)
Net realized gains.........................          --               --               --               --
                                               --------         --------         --------         --------
Total distributions to shareholders........       (0.47)           (0.48)           (0.47)           (0.37)
                                               --------         --------         --------         --------
Net asset value, end of period.............    $  21.14         $  25.90         $  32.81         $  27.46
                                               ========         ========         ========         ========
Total return (4)...........................      (16.72)%         (19.81)%          21.38%           17.91%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......    $239,941         $244,739         $291,975         $149,636
Ratio of expenses to average net assets....        0.27%            0.28%            0.41%            0.56%(5)
Ratio of expenses to average net assets
  before waivers...........................        0.31%            0.33%            0.50%            0.56%(5)
Ratio of net investment income (loss) to
  average net assets.......................        1.82%            1.56%            1.71%            1.73%(5)
Portfolio turnover rate (6)................       38.55%           17.36%           30.76%           20.15%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      THE FINANCIAL
                                                                 SELECT SECTOR SPDR FUND
                                              YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                 2002             2001             2000            1999(2)
                                             -------------    -------------    -------------    -------------
Net asset value, beginning of period.......    $  24.70         $  28.96         $  22.04         $  22.02
                                               --------         --------         --------         --------
Net investment income (loss)...............        0.49             0.41             0.35             0.21
Net realized and unrealized gain (loss)
  (3)......................................       (4.03)           (4.27)            6.91             0.02
                                               --------         --------         --------         --------
Total from investment operations...........       (3.54)           (3.86)            7.26             0.23
                                               --------         --------         --------         --------
Undistributed net investment income
  included in price of units issued and
  redeemed, net............................       (0.07)           (0.01)              --             0.01
                                               --------         --------         --------         --------
Distributions to shareholders from:
Net investment income......................       (0.43)           (0.39)           (0.34)           (0.22)
Net realized gains.........................          --               --               --               --
                                               --------         --------         --------         --------
Total distributions to shareholders........       (0.43)           (0.39)           (0.34)           (0.22)
                                               --------         --------         --------         --------
Net asset value, end of period.............    $  20.66         $  24.70         $  28.96         $  22.04
                                               ========         ========         ========         ========
Total return (4)...........................      (14.87)%         (13.50)%          33.24%            0.97%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......    $400,857         $612,568         $430,141         $123,409
Ratio of expenses to average net assets....        0.27%            0.27%            0.44%            0.57%(5)
Ratio of expenses to average net assets
  before waivers...........................        0.31%            0.32%            0.54%            0.57%(5)
Ratio of net investment income (loss) to
  average net assets.......................        1.70%            1.43%            1.45%            1.14%(5)
Portfolio turnover rate (6)................       10.58%            8.77%            7.02%            5.71%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     THE HEALTH CARE
                                                                 SELECT SECTOR SPDR FUND
                                              YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                 2002             2001             2000            1999(2)
                                             -------------    -------------    -------------    -------------
Net asset value, beginning of period.......    $  23.55         $  29.06          $ 26.85          $ 23.97
                                               --------         --------          -------          -------
Net investment income (loss)...............        0.14             0.07             0.03            (0.02)
Net realized and unrealized gain (loss)
  (3)......................................        1.82            (5.49)            2.37             2.90
                                               --------         --------          -------          -------
Total from investment operations...........        1.96            (5.42)            2.40             2.88
                                               --------         --------          -------          -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net............................          --               --            (0.01)              --
                                               --------         --------          -------          -------
Distributions to shareholders from:
Net investment income......................       (0.15)           (0.08)              --               --
Net realized gains.........................          --            (0.01)           (0.18)              --
                                               --------         --------          -------          -------
Total distributions to shareholders........       (0.15)           (0.09)           (0.18)              --
                                               --------         --------          -------          -------
Net asset value, end of period.............    $  25.36         $  23.55          $ 29.06          $ 26.85
                                               ========         ========          =======          =======
Total return (4)...........................        8.27%          (18.71)%           8.84%           12.03%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......    $110,337         $114,228          $79,911          $60,420
Ratio of expenses to average net assets....        0.28%            0.28%            0.42%            0.57%(5)
Ratio of expenses to average net assets
  before waivers...........................        0.32%            0.33%            0.51%            0.57%(5)
Ratio of net investment income (loss) to
  average net assets.......................        0.49%            0.26%            0.10%           (0.11)%(5)
Portfolio turnover rate (6)................      102.64%           27.99%           21.88%           14.56%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      THE INDUSTRIAL
                                                                 SELECT SECTOR SPDR FUND
                                              YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                 2002             2001             2000            1999(2)
                                             -------------    -------------    -------------    -------------
Net asset value, beginning of period.......     $ 23.60          $ 30.30          $ 28.68          $ 22.66
                                                -------          -------          -------          -------
Net investment income (loss)...............        0.39             0.30             0.35             0.21
Net realized and unrealized gain (loss)
  (3)......................................       (4.11)           (6.66)            1.70             6.00
                                                -------          -------          -------          -------
Total from investment operations...........       (3.72)           (6.36)            2.05             6.21
                                                -------          -------          -------          -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net............................       (0.06)            0.02            (0.04)              --
                                                -------          -------          -------          -------
Distributions to shareholders from:
Net investment income......................       (0.32)           (0.36)           (0.31)           (0.19)
Net realized gains.........................          --               --            (0.08)              --
                                                -------          -------          -------          -------
Total distributions to shareholders........       (0.32)           (0.36)           (0.39)           (0.19)
                                                -------          -------          -------          -------
Net asset value, end of period.............     $ 19.50          $ 23.60          $ 30.30          $ 28.68
                                                =======          =======          =======          =======
Total return (4)...........................      (16.24)%         (21.10)%           7.10%           27.40%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......     $86,781          $67,265          $49,989          $65,963
Ratio of expenses to average net assets....        0.28%            0.28%            0.44%            0.57%(5)
Ratio of expenses to average net assets
  before waivers...........................        0.31%            0.33%            0.51%            0.57%(5)
Ratio of net investment income (loss) to
  average net assets.......................        1.26%            1.25%            1.10%            0.94%(5)
Portfolio turnover rate (6)................       57.63%            7.14%           42.37%           12.42%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      THE MATERIALS
                                                                 SELECT SECTOR SPDR FUND
                                              YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                 2002             2001             2000            1999(2)
                                             -------------    -------------    -------------    -------------
Net asset value, beginning of period.......    $  19.33          $ 18.03          $ 23.74          $ 20.72
                                               --------          -------          -------          -------
Net investment income (loss)...............        0.43             0.36             0.45             0.24
Net realized and unrealized gain (loss)
  (3)......................................       (1.60)            1.86            (5.66)            3.01
                                               --------          -------          -------          -------
Total from investment operations...........       (1.17)            2.22            (5.21)            3.25
                                               --------          -------          -------          -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net............................        0.02             0.02            (0.07)              --
                                               --------          -------          -------          -------
Distributions to shareholders from:
Net investment income......................       (0.44)           (0.43)           (0.37)           (0.23)
Net realized gains.........................          --            (0.51)           (0.06)              --
                                               --------          -------          -------          -------
Total distributions to shareholders........       (0.44)           (0.94)           (0.43)           (0.23)
                                               --------          -------          -------          -------
Net asset value, end of period.............    $  17.74          $ 19.33          $ 18.03          $ 23.74
                                               ========          =======          =======          =======
Total return (4)...........................       (6.27)%          12.08%          (22.48)%          15.59%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......    $159,645          $99,541          $56,785          $81,887
Ratio of expenses to average net assets....        0.28%            0.27%            0.43%            0.56%(5)
Ratio of expenses to average net assets
  before waivers...........................        0.31%            0.32%            0.51%            0.56%(5)
Ratio of net investment income (loss) to
  average net assets.......................        1.96%            2.12%            1.73%            1.44%(5)
Portfolio turnover rate (6)................       27.79%            5.59%           19.18%            9.70%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      THE TECHNOLOGY
                                                                 SELECT SECTOR SPDR FUND
                                              YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                2002(1)          2001(1)           2000            1999(2)
                                             -------------    -------------    -------------    -------------
Net asset value, beginning of period.......    $  19.18         $  46.44        $    41.22        $  30.09
                                               --------         --------        ----------        --------
Net investment income (loss)...............        0.02            (0.01)            (0.08)          (0.04)
Net realized and unrealized gain (loss)
  (3)......................................       (7.34)          (27.18)             5.31           11.18
                                               --------         --------        ----------        --------
Total from investment operations...........       (7.32)          (27.19)             5.23           11.14
                                               --------         --------        ----------        --------
Undistributed net investment income
  included in price of units issued and
  redeemed, net............................       (0.02)           (0.07)            (0.01)          (0.01)
                                               --------         --------        ----------        --------
Distributions to shareholders from:
Net investment income......................          --               --                --              --
Net realized gains.........................          --               --                --              --
                                               --------         --------        ----------        --------
Total distributions to shareholders........          --               --                --              --
                                               --------         --------        ----------        --------
Net asset value, end of period.............    $  11.84         $  19.18        $    46.44        $  41.22
                                               ========         ========        ==========        ========
Total return (4)...........................      (38.28)%         (58.71)%           12.67%          37.00%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......    $632,588         $897,427        $1,042,665        $731,719
Ratio of expenses to average net assets....        0.27%            0.28%             0.42%           0.56%(5)
Ratio of expenses to average net assets
  before waivers...........................        0.30%            0.33%             0.50%           0.56%(5)
Ratio of net investment income (loss) to
  average net assets.......................        0.12%           (0.05)%           (0.16)%         (0.15)%(5)
Portfolio turnover rate (6)................       17.92%           10.85%            24.34%          21.23%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      THE UTILITIES
                                                                 SELECT SECTOR SPDR FUND
                                              YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                             SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                 2002             2001             2000            1999(2)
                                             -------------    -------------    -------------    -------------
Net asset value, beginning of period.......    $  29.35         $  32.24         $  29.52          $ 29.06
                                               --------         --------         --------          -------
Net investment income (loss)...............        0.89             0.70             1.06             0.56
Net realized and unrealized gain (loss)
  (3)......................................      (10.82)           (2.48)            2.86             0.45
                                               --------         --------         --------          -------
Total from investment operations...........       (9.93)           (1.78)            3.92             1.01
                                               --------         --------         --------          -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net............................        0.06             0.04            (0.17)            0.05
                                               --------         --------         --------          -------
Distributions to shareholders from:
Net investment income......................       (0.91)           (0.90)           (0.85)           (0.60)
Net realized gains.........................          --            (0.25)           (0.18)              --
                                               --------         --------         --------          -------
Total distributions to shareholders........       (0.91)           (1.15)           (1.03)           (0.60)
                                               --------         --------         --------          -------
Net asset value, end of period.............    $  18.57         $  29.35         $  32.24          $ 29.52
                                               ========         ========         ========          =======
Total return (4)...........................      (34.15)%          (5.53)%          13.21%            3.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......    $139,244         $110,068         $108,011          $81,168
Ratio of expenses to average net assets....        0.27%            0.29%            0.40%            0.57%(5)
Ratio of expenses to average net assets
  before waivers...........................        0.30%            0.34%            0.50%            0.57%(5)
Ratio of net investment income (loss) to
  average net assets.......................        3.60%            2.87%            3.45%            2.62%(5)
Portfolio turnover rate (6)................       56.89%           11.79%           44.57%           38.86%

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of investment operations was on December 16, 1998.
(3) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5) Annualized.
(6) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs. On June 24, 2002, the Select Sector Indexes were reconfigured to more closely align the Select Sector Indexes to the GICS Sector definitions of the S & P 500 Index. Portfolio turnover results for the year ended September 30, 2002 reflect this reconfiguration.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S & P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Consumer Discretionary Select Sector SPDR Fund (formerly known as The Cyclical/Transportation Select Sector SPDR Fund), The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund (formerly known as The Consumer Services Select Sector SPDR Fund), The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund (formerly known as The Basic Industries Select Sector SPDR Fund), The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price then the security is valued at the previous closing sale price on the exchange which is deemed the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX -- (CONTINUED)

subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. At September 30, 2002, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

FUND                                                             2008          2009            2010
-------------------------------------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund            $  234,327    $   718,060    $    732,626
The Consumer Staples Select Sector SPDR Fund                      32,935      5,361,967       1,125,600
The Energy Select Sector SPDR Fund                               748,469        615,827       6,697,642
The Financial Select Sector SPDR Fund                            310,711      3,419,828       3,115,309
The Health Care Select Sector SPDR Fund                               --      1,393,723       2,876,921
The Industrial Select Sector SPDR Fund                                --      5,365,360         617,211
The Materials Select Sector SPDR Fund                                 --      1,158,053       3,739,320
The Technology Select Sector SPDR Fund                         1,441,975     13,684,462     110,778,244
The Utilities Select Sector SPDR Fund                                 --      2,084,663         419,927

During the fiscal year ended September 30, 2002, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                             NET GAIN (LOSS)
FUND                                                         RECLASS AMOUNT
----------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund            $ 12,466,226
The Consumer Staples Select Sector SPDR Fund                    23,950,019
The Energy Select Sector SPDR Fund                              (8,382,699)
The Financial Select Sector SPDR Fund                          (16,738,125)
The Health Care Select Sector SPDR Fund                          9,821,976
The Industrial Select Sector SPDR Fund                         (18,264,475)
The Materials Select Sector SPDR Fund                            7,292,563
The Technology Select Sector SPDR Fund                          29,285,371
The Utilities Select Sector SPDR Fund                            5,660,895

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2001 through September 30, 2002 and have been deferred for tax purposes until fiscal year 2003:

FUND                                                         DEFERRED LOSSES
----------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund            $ 13,861,420
The Consumer Staples Select Sector SPDR Fund                    54,078,910
The Energy Select Sector SPDR Fund                              65,980,713
The Financial Select Sector SPDR Fund                           19,497,230
The Health Care Select Sector SPDR Fund                         17,826,608
The Industrial Select Sector SPDR Fund                          29,465,348
The Materials Select Sector SPDR Fund                            6,365,663
The Technology Select Sector SPDR Fund                         305,114,554
The Utilities Select Sector SPDR Fund                           20,169,920

For the year ended September 30, 2002, there were no significant differences between the book basis and the tax basis character of distributions to shareholders. Additionally, there were no significant differences between the book basis and tax basis components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX -- (CONTINUED)

The tax character of distributions paid during the year ended September 30, 2002, was as follows:

                                                                                  LONG-TERM
FUND                                                          ORDINARY INCOME    CAPITAL GAIN
---------------------------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund              $1,152,248        $       --
The Consumer Staples Select Sector SPDR Fund                     4,423,211                --
The Energy Select Sector SPDR Fund                               6,022,434                --
The Financial Select Sector SPDR Fund                            8,798,298                --
The Health Care Select Sector SPDR Fund                            786,910                --
The Industrial Select Sector SPDR Fund                           1,976,019                --
The Materials Select Sector SPDR Fund                            4,971,460                --
The Technology Select Sector SPDR Fund                                  --                --
The Utilities Select Sector SPDR Fund                            5,131,034                --

As of September 30, 2002 the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows:

                                                                                 UNDISTRIBUTED
                                                               UNDISTRIBUTED       LONG-TERM
FUND                                                          ORDINARY INCOME    CAPITAL GAIN
----------------------------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund              $       --        $       --
The Consumer Staples Select Sector SPDR Fund                     1,320,991                --
The Energy Select Sector SPDR Fund                                 628,648                --
The Financial Select Sector SPDR Fund                            1,039,916                --
The Health Care Select Sector SPDR Fund                            349,898                --
The Industrial Select Sector SPDR Fund                             736,206                --
The Materials Select Sector SPDR Fund                            1,223,587                --
The Technology Select Sector SPDR Fund                           1,313,479                --
The Utilities Select Sector SPDR Fund                            1,655,343                --

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At September 30, 2002 the Trust had no open repurchase agreements.

OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Advisor"). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ADVISORY FEE -- (CONTINUED)

Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds. Pursuant to a voluntary fee waiver, the Adviser had agreed to reduce the Advisory Fee from 0.05% of average daily net assets to 0.03% of average daily net assets for each of the Funds during the period May 17, 2000 to January 31, 2002. As of February 1, 2002, this voluntary fee waiver has been terminated. The waiver amounts of the Advisor's Fees for the twelve months ended September 30, 2002 were as follows:

FUND                                                          WAIVER AMOUNT
---------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund               $12,315
The Consumer Staples Select Sector SPDR Fund                      23,251
The Energy Select Sector SPDR Fund                                19,531
The Financial Select Sector SPDR Fund                             51,092
The Health Care Select Sector SPDR Fund                           10,466
The Industrial Select Sector SPDR Fund                             9,107
The Materials Select Sector SPDR Fund                             10,263
The Technology Select Sector SPDR Fund                            83,680
The Utilities Select Sector SPDR Fund                              6,923

TRUSTEES FEES

The Trust pays each independent Trustee an annual fee of $16,000, and a meeting fee of $2,000 per meeting attended. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank and Trust Company for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of:
(a) a sliding scale fee calculated as follows: (i) 0.10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): (ii) 0.08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): and (iii) 0.06% of average daily net assets on the remainder of net assets; or (b) a minimum annual fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. The minimum fee will not be in effect for the first two years of the Trust's operation. Pursuant to a voluntary fee waiver, State Street Bank and Trust Company has agreed to reduce the Unitary Fee from 0.10% for the first $500 million per Fund, 0.08% for the next $500 million per Fund, and 0.06% thereafter of the average daily net assets to 0.07% for the first $500 million per Fund, 0.05% for the next $500 million per Fund and 0.03% thereafter of average daily net assets and continue to waive the minimum fee. The foregoing fee reduction and minimum fee waiver will remain in effect for at least a twelve-month period ending January 31, 2003. There is no assurance that the fee reductions will remain in effect for more than one year. The waiver amounts for the Unitary Fee for the twelve months ended September 30, 2002 were as follows:

FUND                                                          WAIVER AMOUNT
---------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund              $ 53,123
The Consumer Staples Select Sector SPDR Fund                      96,754
The Energy Select Sector SPDR Fund                                96,603
The Financial Select Sector SPDR Fund                            178,746
The Health Care Select Sector SPDR Fund                           45,940
The Industrial Select Sector SPDR Fund                            55,060
The Materials Select Sector SPDR Fund                             75,812
The Technology Select Sector SPDR Fund                           317,092
The Utilities Select Sector SPDR Fund                             39,422

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Effective February 1, 2002, the Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            9,050,000    $ 255,809,939
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (8,650,000)    (245,294,828)
Net income equalization                      --         (143,586)
                                   ------------    -------------
Net increase                            400,000    $  10,371,525
                                   ============    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           19,550,000    $ 485,292,165
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                      (18,550,000)    (444,548,833)
Net income equalization                      --          (13,999)
                                   ------------    -------------
Net increase                          1,000,000    $  40,729,333
                                   ============    =============

THE CONSUMER STAPLES SELECT SECTOR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            5,900,000    $ 148,004,142
Dividend reinvestment SPDRs
  issued                                     79            1,911
SPDRs redeemed                      (10,250,000)    (249,854,577)
Net income equalization                      --          363,633
                                   ------------    -------------
Net decrease                         (4,349,921)   $(101,484,891)
                                   ============    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           10,950,000    $ 279,161,937
Dividend reinvestment SPDRs
  issued                                     61            1,567
SPDRs redeemed                       (2,500,000)     (65,673,512)
Net income equalization                      --         (427,655)
                                   ------------    -------------
Net increase                          8,450,061    $ 213,062,337
                                   ============    =============

THE ENERGY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           17,850,000    $ 449,207,876
Dividend reinvestment SPDRs
  issued                                     73            1,799
SPDRs redeemed                      (15,950,000)    (378,818,909)
Net income equalization                      --         (154,379)
                                   ------------    -------------
Net increase                          1,900,073    $  70,236,387
                                   ============    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           14,800,000    $ 468,970,545
Dividend reinvestment SPDRs
  issued                                     27              858
SPDRs redeemed                      (14,250,000)    (454,648,401)
Net income equalization                      --         (227,578)
                                   ------------    -------------
Net increase                            550,027    $  14,095,424
                                   ============    =============

THE FINANCIAL SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                        414,200,000    $ 10,513,976,853
Dividend reinvestment SPDRs
  issued                                1,929              48,184
SPDRs redeemed                   (419,600,000)    (10,655,816,387)
Net income equalization                    --           1,266,156
                                 ------------    ----------------
Net decrease                       (5,398,071)   $   (140,525,194)
                                 ============    ================

                                             YEAR ENDED
                                         SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           45,800,000    $1,249,140,444
Dividend reinvestment SPDRs
  issued                                    893            25,300
SPDRs redeemed                      (35,850,000)     (960,808,898)
Net income equalization                      --           300,225
                                   ------------    --------------
Net increase                          9,950,893    $  288,657,071
                                   ============    ==============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

THE HEALTH CARE SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            3,350,000    $  87,935,831
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (3,850,000)    (102,575,963)
Net income equalization                      --          (21,395)
                                   ------------    -------------
Net decrease                           (500,000)   $ (14,661,527)
                                   ============    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            9,100,000    $ 215,584,866
Dividend reinvestment SPDRs
  issued                                      1               29
SPDRs redeemed                       (7,000,000)    (161,066,406)
Net income equalization                      --           (2,139)
                                   ------------    -------------
Net increase                          2,100,001    $  54,516,350
                                   ============    =============

THE INDUSTRIAL SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           14,350,000    $ 383,003,241
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                      (12,750,000)    (300,457,382)
Net income equalization                      --          265,406
                                   ------------    -------------
Net increase                          1,600,000    $  82,811,265
                                   ============    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            2,800,000    $  82,026,084
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (1,600,000)     (48,919,584)
Net income equalization                      --          (65,453)
                                   ------------    -------------
Net increase                          1,200,000    $  33,041,047
                                   ============    =============

THE MATERIALS SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           21,350,000    $ 475,875,575
Dividend reinvestment SPDRs
  issued                                      3               61
SPDRs redeemed                      (17,500,000)    (379,504,580)
Net income equalization                      --         (171,969)
                                   ------------    -------------
Net increase                          3,850,003    $  96,199,087
                                   ============    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            4,750,000    $  99,353,755
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (2,750,000)     (55,714,403)
Net income equalization                      --          (84,263)
                                   ------------    -------------
Net increase                          2,000,000    $  43,555,089
                                   ============    =============

THE TECHNOLOGY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           23,700,000    $ 528,875,535
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                      (17,050,000)    (353,760,346)
Net income equalization                      --          936,423
                                   ------------    -------------
Net increase                          6,650,000    $ 176,051,612
                                   ============    =============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           38,100,000    $1,121,327,559
Dividend reinvestment SPDRs
  issued                                     --                --
SPDRs redeemed                      (13,750,000)     (438,760,374)
Net income equalization                      --         3,337,378
                                   ------------    --------------
Net increase                         24,350,000    $  685,904,563
                                   ============    ==============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

THE UTILITIES SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            7,100,000    $ 177,557,778
Dividend reinvestment SPDRs
  issued                                     51            1,334
SPDRs redeemed                       (3,350,000)     (88,607,907)
Net income equalization                      --         (424,481)
                                   ------------    -------------
Net increase                          3,750,051    $  88,526,724
                                   ============    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            5,600,000    $ 178,501,430
Dividend reinvestment SPDRs
  issued                                     50            1,620
SPDRs redeemed                       (5,200,000)    (168,436,960)
Net income equalization                      --         (155,072)
                                   ------------    -------------
Net increase                            400,050    $   9,911,018
                                   ============    =============

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at September 30, 2002 were as follows:

                                                                        GROSS            GROSS         NET UNREALIZED
                                                     IDENTIFIED       UNREALIZED       UNREALIZED       APPRECIATION
FUND                                                    COST         APPRECIATION     DEPRECIATION     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR
  Fund                                             $  146,820,383     $  588,278     $   33,553,891    $   (32,965,613)
The Consumer Staples Select Sector SPDR Fund          245,161,891        539,138         39,522,846        (38,983,708)
The Energy Select Sector SPDR Fund                    299,077,506        663,872         58,528,501        (57,864,629)
The Financial Select Sector SPDR Fund                 557,503,366             --        154,873,855       (154,873,855)
The Health Care Select Sector SPDR Fund               117,144,366      3,644,661         10,068,444         (6,423,783)
The Industrial Select Sector SPDR Fund                120,811,411        835,691         34,660,060        (33,824,369)
The Materials Select Sector SPDR Fund                 222,914,952      1,384,905         63,776,241        (62,391,336)
The Technology Select Sector SPDR Fund              1,703,333,533        724,729      1,071,143,378     (1,070,418,649)
The Utilities Select Sector SPDR Fund                 195,698,824        781,200         55,747,435        (54,966,235)

6.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2002, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                            PURCHASES           SALES
----------------------------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund            $  245,582,786    $  234,854,096
The Consumer Staples Select Sector SPDR Fund                     147,845,880       249,329,131
The Energy Select Sector SPDR Fund                               431,442,035       361,123,731
The Financial Select Sector SPDR Fund                          2,165,228,829     2,300,472,810
The Health Care Select Sector SPDR Fund                           87,859,336       102,525,756
The Industrial Select Sector SPDR Fund                           382,672,022       299,851,753
The Materials Select Sector SPDR Fund                            431,065,695       334,860,794
The Technology Select Sector SPDR Fund                           500,829,948       324,854,274
The Utilities Select Sector SPDR Fund                            176,725,755        88,187,480

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the year ended September 30, 2002, the Trust had purchases and sales of investment securities as follows:

FUND                                                           PURCHASES         SALES
------------------------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund            $ 70,585,701    $ 70,750,141
The Consumer Staples Select Sector SPDR Fund                   185,745,594     185,461,850
The Energy Select Sector SPDR Fund                             123,142,513     122,573,207
The Financial Select Sector SPDR Fund                           62,070,920      66,625,049
The Health Care Select Sector SPDR Fund                        153,032,312     152,788,400
The Industrial Select Sector SPDR Fund                         103,796,957     103,616,983
The Materials Select Sector SPDR Fund                           69,530,296      69,007,172
The Technology Select Sector SPDR Fund                         182,076,506     182,936,795
The Utilities Select Sector SPDR Fund                           75,187,760      74,627,500

For the year ended September 30, 2002, State Street Brokerage Services earned the following brokerage commissions from Investment Transactions:

FUND                                                            COMMISSIONS
---------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund                $     0
The Consumer Staples Select Sector SPDR Fund                        3,834
The Energy Select Sector SPDR Fund                                  3,177
The Financial Select Sector SPDR Fund                               2,268
The Health Care Select Sector SPDR Fund                               234
The Industrial Select Sector SPDR Fund                                 57
The Materials Select Sector SPDR Fund                               3,384
The Technology Select Sector SPDR Fund                             14,563
The Utilities Select Sector SPDR Fund                               3,132

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period from December 14, 1998 to the commencement of investment operations for each of the Funds, each Fund had no operations other than those related to organizational matters, including the initial capital contribution of $11,111 for each Fund and the issuance of 1,111 shares for each of the Funds. On December 16, 1998 (commencement of investment operations) the Board of Trustees declared reverse stock splits with an effective date of December 16, 1998 in order to adjust the net asset value per share of each portfolio to be approximately 1/10th of the value of its respective Select Sector Index. All capital share activity and per share data have been restated to reflect the reverse stock split. The ratio of the reverse stock split for The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.451, 1 for 2.606, 1 for 2.359, 1 for 2.202, 1 for 2.397, 1 for 2.266, 1 for 2.072, 1 for 3.009, and 1
for 2.906, respectively.

8.  TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2002.

Percentage of distributions which qualify for the corporate dividends received deduction:

FUND                                                            PERCENTAGE
--------------------------------------------------------------------------
The Consumer Discretionary Select Sector SPDR Fund                100.00%
The Consumer Staples Select Sector SPDR Fund                      100.00
The Energy Select Sector SPDR Fund                                 90.67
The Financial Select Sector SPDR Fund                             100.00
The Health Care Select Sector SPDR Fund                           100.00
The Industrial Select Sector SPDR Fund                            100.00
The Materials Select Sector SPDR Fund                             100.00
The Technology Select Sector SPDR Fund                               N/A
The Utilities Select Sector SPDR Fund                             100.00

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of The Select Sector SPDR Trust,

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine funds (each a "Fund") comprising The Select Sector SPDR Trust (the "Trust") at September 30, 2002, and the results of each of their operations, and the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2002

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
SEPTEMBER 30, 2002
OFFICERS AND INTERESTED DIRECTORS

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                 IN FUND
                                  POSITION(S)    TERM OF OFFICE                                  COMPLEX           OTHER
                                   HELD WITH     AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS AND AGE              THE TRUST      TIME SERVED         DURING PAST 5 YEARS       BY TRUSTEE    HELD BY TRUSTEE
---------------------            --------------  --------------  -----------------------------  ----------   -----------------
TRUSTEES:
GEORGE R. GASPARI                Trustee,        Unlimited       Consultant to various            9          0
100-38 75th Avenue               Chairman of     Elected:        financial services
Forest Hills, New York 11375     the Audit       October 1998    organizations (1996 to
Age 62                           Committee                       present).

ERNEST J. SCALBERG               Trustee         Unlimited       Associate Vice President for     9          0
Monterey Institute of                            Elected:        External Programs and Dean of
International Studies                            October 1998    the Fisher Graduate School of
425 Van Buren St.                                                International Business (2001
Monterey, CA 93940                                               to present); Dean of the
Age 57                                                           Graduate School of Business
                                                                 Administration and Dean of
                                                                 Faculty of the School of
                                                                 Business at Fordham
                                                                 University (April 1994 to
                                                                 2001); Director, Adviser or
                                                                 Trustee to numerous non-
                                                                 profit organizations (1974 to
                                                                 present).

R. CHARLES TSCHAMPION            Trustee;        Unlimited       Managing Director of             9          Director of the
General Motors Investment        Member of the   Elected:        Investment Strategy and Asset               India Magnum
Management Corp.                 Audit           October 1998    Allocation and Managing                     Fund; Trustee of
767 Fifth Avenue                 Committee                       Director of Defined                         Lehigh University
New York, New York 10153                                         Contribution Plans, General                 and Chair of the
Age 56                                                           Motors Asset Management                     Investment Sub-
                                                                 Corporation (1994 to                        Committee for the
                                                                 present); Board of Governors                Lehigh University
                                                                 of the Association for                      Endowment Fund.
                                                                 Investment Management
                                                                 Research (Member, 1995 to
                                                                 2001; Chair, 1999-2000);
                                                                 India Magnum Fund (1994 to
                                                                 present); Trustee of Lehigh
                                                                 University and Chair of the
                                                                 Investment Sub-Committee for
                                                                 the Lehigh University
                                                                 Endowment Fund (October 1998
                                                                 to present).

CHERYL BURGERMEISTER             Trustee;        Unlimited       Retired; Trustee and             9          Trustee and
9 Nansen Summit                  Member of the   Elected:        Treasurer of Portland                       Treasurer of
Lake Oswego, OR 97035            Audit           October 1998    Community College Foundation                Portland
Age 51                           Committee                       (2001 to present); Finance                  Community College
                                                                 Committee Member Portland                   Foundation.
                                                                 Community College Foundation
                                                                 (January 2001 to present);
                                                                 Trustee Zero Gravity Internet
                                                                 Fund (May 2000 to November
                                                                 2001); Director and Chief
                                                                 Finance Officer of The Crabbe
                                                                 Huson Group and Treasurer of
                                                                 the Crabbe Huson Family of
                                                                 Funds (1987 to 1998).

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2002
OFFICERS AND INTERESTED DIRECTORS

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                 IN FUND
                                  POSITION(S)    TERM OF OFFICE                                  COMPLEX           OTHER
                                   HELD WITH     AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS AND AGE              THE TRUST      TIME SERVED         DURING PAST 5 YEARS       BY TRUSTEE    HELD BY TRUSTEE
---------------------            --------------  --------------  -----------------------------  ----------   -----------------
OFFICERS:
KATHLEEN C. CUOCOLO*             Trustee,        Unlimited       Executive Vice President,        9          0
State Street Bank and            President       Elected         State Street Bank and Trust
Trust Company                                    Trustee: May    Company (March 2000-present);
2 Avenue de Lafayette                            2001 Elected    Senior Vice President
Boston, Massachusetts 02111                      President:      (1995-March 2000); Executive
Age: 50                                          November 2000   Operating Group
                                                                 (1999-present); CPA in
                                                                 Massachusetts.

DONALD A. GIGNAC                 Treasurer       Unlimited       Senior Vice President, State     N/A        N/A
State Street Bank and Trust                      Elected:        Street Bank and Trust Company
Company                                          November 2000   (2002-present). Vice
2 Avenue de Lafayette                                            President, State Street Bank
Boston, Massachusetts 02111                                      and Trust Company
Age: 37                                                          (1993-2002).

MARY MORAN ZEVEN                 Secretary       Unlimited       Senior Vice President and        N/A        N/A
State Street Bank and Trust                      Elected:        Senior Counsel, State Street
Company                                          November 2001   Bank and Trust Company
One Federal Street                                               2002-Present; Vice President
Boston, Massachusetts 02110                                      and Associate Counsel State
Age: 41                                                          Street Bank and Trust Company
                                                                 2000-2002; Vice President and
                                                                 Counsel, PFPC, Inc. 1999 to
                                                                 2000; Counsel, Curtis,
                                                                 Mallet-Prevost, Colt & Mosle,
                                                                 LLP 1996 to 1999 (law firm).

STEPHANIE M. NICHOLS             Assistant       Unlimited       Counsel, State Street Bank       N/A        N/A
State Street Bank and Trust      Secretary       Elected: May    and Trust Company since 1997.
Company                                          2002
One Federal Street
Boston, Massachusetts 02110
Age: 31

* Ms. Cuocolo is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of her position as officer of the State Street Bank and Trust Company, the parent company of the Adviser.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

TRUSTEES
KATHLEEN C. CUOCOLO, CHAIRMAN
CHERYL BURGERMEISTER
GEORGE R. GASPARI
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
KATHLEEN C. CUOCOLO, PRESIDENT
DONALD A. GIGNAC, TREASURER
MARY MORAN ZEVEN, SECRETARY
STEPHANIE M. NICHOLS, ASSISTANT SECRETARY

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
2 INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS 02110

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
370 17TH STREET, SUITE 3100
DENVER, COLORADO 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

LEGAL COUNSEL
MAYER, BROWN, ROWE & MAW
1675 BROADWAY
NEW YORK, NEW YORK 10019

INDEPENDENT PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110

   The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

   The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.
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                              CATEGORICALLY UNIQUE
                                INDEX FUNDS(SM)

                           [SELECT SECTOR SPDR LOGO]

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's Depositary Receipts(R)," "SPDR(R)," "Select Sector SPDR," and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Index (upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.